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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-10395

                      Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
	Pioneer Global High Yield Fund
	Schedule of Investments 1/31/11

	Principal	Floating		Value
	Amount	Rate
		Note (d)

			CONVERTIBLE CORPORATE BONDS - 5.2%
			Energy - 0.5%
			Coal & Consumable Fuels - 0.4%
	11,070,000		Massey Energy Co., 3.25%, 8/1/15	$12,315,375
			Oil & Gas Exploration & Production - 0.0%
	1,885,000		Chesapeake Energy, 2.5%, 5/15/37	$1,793,106
			Total Energy	$14,108,481
			Materials - 1.1%
			Construction Materials - 0.1%
	1,950,000		Cemex SAB de CV, 4.875%, 3/15/15	$2,037,750
			Forest Products - 1.0%
	12,459,000		Sino-Forest Corp., 4.25%, 12/15/16	$15,838,504
	12,150,000		Sino-Forest Corp., 5.0%, 8/1/13	15,627,938
				$31,466,442
			Total Materials	$33,504,192
			Capital Goods - 1.1%
			Construction & Farm Machinery & Heavy Trucks - 0.3%
	5,380,000		Navistar International Corp., 3.0%, 10/15/14	$7,834,625
			Electrical Component & Equipment - 0.1%
	1,250,000		General Cable Corp., 4.5%, 11/15/29	$1,559,375
			Trading Companies & Distributors - 0.7%
	10,923,000		WESCO International, Inc., 6.0%, 9/15/29	$23,498,104
			Total Capital Goods	$32,892,104
			Transportation - 0.3%
			Marine - 0.3%
	9,481,000		Horizon Lines, 4.25%, 8/15/12	$8,876,586
			Total Transportation	$8,876,586
			Automobiles & Components - 0.8%
			Automobile Manufacturers - 0.8%
	12,029,000		Ford Motor Co., 4.25%, 11/15/16	$23,005,463
			Total Automobiles & Components	$23,005,463
			Food, Beverage & Tobacco - 0.2%
			Tobacco - 0.2%
	5,135,000		Alliance One International, Inc., 5.5%, 7/15/14	$5,455,938
			Total Food, Beverage & Tobacco	$5,455,938
			Health Care Equipment & Services - 0.1%
			Health Care Services - 0.1%
	2,203,000		Omnicare, Inc., 3.25%, 12/15/35	$2,015,745
			Total Health Care Equipment & Services	$2,015,745
			Pharmaceuticals & Biotechnology - 0.3%
			Biotechnology - 0.2%
	7,600,000		Cubist Pharmaceuticals, Inc., 2.5%, 11/01/17	$7,752,000
			Total Pharmaceuticals & Biotechnology	$7,752,000
			Real Estate - 0.1%
			Real Estate Operating Companies - 0.0%
	1,900,000		Forest City Enterprises, 5.0%, 10/15/16	$2,781,125
			Total Real Estate	$2,781,125
			Technology Hardware & Equipment - 0.1%
			Electronic Equipment & Instruments - 0.1%
	1,665,000		L-1 Identity Solutions, Inc., 3.75%, 5/15/27	$1,658,756
			Total Technology Hardware & Equipment	$1,658,756
			Semiconductors - 0.8%
	4,650,000		JA Solar Holdings Co., 4.5%, 5/15/13	$4,475,625
	5,430,000		SunPower Corp., 1.25%, 2/15/27 (b)	5,253,525
	3,687,000		SunPower Corp., 4.75%, 4/15/14	3,498,041
	11,919,000		Suntech Power, 3.0%, 3/15/13	10,935,683
				$24,162,874
			Total Semiconductors	$24,162,874
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $115,879,934)	$156,213,264

	Shares		PREFERRED STOCK- 0.0%
			Consumer Services - 0.0%
			Hotels, Resorts & Cruise Lines - 0.0%
	17,350		Perseus Holding Corp. *	$0
			TOTAL PREFERRED STOCK
			(Cost $0)	$0

			COMMON STOCKS - 0.8%
			Energy - 0.1%
			Oil & Gas Drilling - 0.0%
	46,147		Rowan Companies, Inc. *	$1,581,919
			Total Energy	$1,581,919
			Materials - 0.5%
			Commodity Chemicals - 0.1%
	142,110		Georgia Gulf Corp. *	$3,784,389
			Diversified Metals & Mining - 0.2%
	47,923		Freeport-McMoRan Copper & Gold, Inc. (Class B)	$5,211,626
			Forest Products - 0.0%
	244,090		Ainsworth Lumber Co., Ltd. *	$841,101
			Steel - 0.2%
	127,393		KNIA Holdings, Inc. *	$890,474
	134,106		Vale SA (A.D.R.) (b)	4,154,604
				$5,045,078
			Total Materials	$14,882,194
			Capital Goods - 0.0%
			Building Products - 0.0%
	894		Panolam Holdings Co. *	$438,060
			Total Capital Goods	$438,060
			Automobiles & Components - 0.2%
			Auto Parts & Equipment - 0.1%
	56,420		Lear Corp. *	$5,959,645
			Total Automobiles & Components	$5,959,645
			Media - 0.0%
			Cable & Satellite - 0.0%
	24,008		Charter Communications, Inc. *	$1,008,336
			Total Media	$1,008,336
			Diversified Financials - 0.0%
			Diversified Financial Services - 0.0%
	24,638		BTA Bank JSC *	$414,929
			Total Diversified Financials	$414,929
			Real Estate - 0.0%
			Real Estate Development - 0.0%
	159,647		Newhall Land Development LLC *	$247,453
			Total Real Estate	$247,453
			Software & Services - 0.0%
			Data Processing & Outsourced Services - -0.1%
	33,046		Perseus Holding Corp. *	$0
			Total Software & Services	$0
			TOTAL COMMON STOCKS
	Principal		(Cost $18,113,871)	$24,532,536
	Amount
			ASSET BACKED SECURITIES - 3.5%
			Materials - 0.1%
			Aluminum - 0.0%
	868,773	0.84	Bayview Financial Acquisition, Floating Rate Note, 8/28/44	$831,959
	1,500,000	6.55	Security National Mortgage, 6.55%, 4/25/37	1,247,882
				$2,079,841
			Total Materials	$2,079,841
			Banks - 1.9%
			Thrifts & Mortgage Finance - 1.9%
	2,837,523	1.16	ACE 2004-HE4 M1, Floating Rate Note, 12/25/34	$2,216,440
	527,361	0.35	Ace Securities Corp., Floating Rate Note, 1/25/37	255,181
	1,656,101	1.53	Amortizing Residential Collateral Trust, Floating Rate Note, 1/25/32	699,757
	1,480,000	0.68	Bear Stearns Asset Backed Securities, Inc., Floating Rate Note, 1/25/47	684,417
	4,720,000	0.91	Bear Stearns Asset Backed Securities, Inc., Floating Rate Note, 3/25/35	4,104,531
	1,850,678	0.39	BSABS 2006-4 A1, Floating Rate Note, 10/25/33	1,701,460
	8,090,000	0.43	Carrington Mortgage Loan Trust, Floating Rate Note, 12/25/36	5,422,460
	838,276	0.36	Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/32	759,865
	2,074,957	0.38	Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35	1,964,501
	2,652,953	0.31	Carrington Mortgage Loan Trust, Floating Rate Note, 12/25/36	2,441,224
	3,622,096		Citigroup Mortgage Loan Trust, Inc., 0.32375%, 7/254/5	3,057,680
	1,750,592	0.51	Countrywide Asset Backed Certificates, Floating Rate Note, 4/25/36	1,397,254
	2,817,819		Countrywide Asset-Backed Certificates, 0.50875%, 6/25/36	2,468,556
	1,700,000	0.88	Countrywide Asset-Back Certificates, Floating Rate Note, 11/25/34	927,328
	3,925,000	0.38	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/47	3,587,320
	1,549,352	0.42	CWL 2006-19 2A2, Floating Rate Note, 3/25/37	1,165,060
	11,181,946	0.71	CWL 2007-SD1 A1, Floating Rate Note, 3/25/47	5,599,125
	974,567	0.96	FBR Securitization Trust, Floating Rate Note, 10/25/35	626,438
	205,017		GSAA Trust, 0.43719%, 1/25/36	203,669
	1,464,934	0.39	Gsamp Trust, Floating Rate Note, 1/25/37	1,328,345
	4,000,000		Leaf II Receivables, 5.5%, 10/20/13	3,637,616
	1,102,000	0.69	Lease Investment, Floating Rate Note, 7/15/31	661,200
	10,152,000	0.65	Lease Investment, Floating Rate Note, 7/15/31	6,091,200
	3,133,851	0.35	Lehman XS Trust, Floating Rate Note, 8/25/36	1,737,952
	6,713,406	0.61	Lehman XS Trust, Floating Rate Note, 12/25/35	2,255,892
	1,382,938	0.33	Morgan Stanley ABS Corp., Floating Rate Note, 10/25/36	1,235,860
	1,568,088	0.42	Residential Asset Mortgage, Products, Inc., Floating Rate Note, 10/25/35	1,431,831
	363,685	0.49	Residential Asset Securities, Floating Rate Note, 1/25/35	332,151
				$57,994,313
			Total Banks	$57,994,313
			Diversified Financials - 1.4%
			Diversified Financial Services - 0.8%
	480,929	0.85	Aircraft Finance Trust, Floating Rate Note, 5/15/24	$447,264
	10,406,888	0.83	Aircraft Finance Trust, Floating Rate Note, 5/15/24	6,035,995
	2,800,998		Ellington Loan Acquisition, 1.0625%, 5/27/37	2,614,264
	5,377,000	0.34	Home Equity Asset Trust, Floating Rate Note, 3/25/37	4,490,214
	18,173,256		Long Beach Mortgage Loan Trust, 0.45063%, 3/25/46	7,617,138
	1,750,000		Residential Reinsurance 2010, Ltd., 0.0%, 6/6/13	1,737,575
	250,000		Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (144A)	258,925
				$23,201,375
			Specialized Finance - 0.6%
	7,050,000		Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37	$7,226,250
	10,075,000		Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37	10,356,093
				$17,582,343
			Total Diversified Financials	$40,783,718
			Real Estate - 0.1%
			Mortgage Real Estate Investment Trust - 0.1%
	2,400,000		Real Estate Asset Trust, 8.75%, 11/25/48	$2,400,000
	1,119,598		Real Estate Asset Trust 2010-1A A2, 10.0%, 9/25/40	1,056,340
				$3,456,340
			Total Real Estate	$3,456,340
			TOTAL ASSET BACKED SECURITIES
			(Cost $98,765,319)	$104,314,212

			COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%
			Materials - 0.2%
			Forest Products - 0.1%
	4,315,000		T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)	$4,538,952
			Total Materials	$4,538,952
			Automobiles & Components - 0.0%
			Automobile Manufacturers - 0.0%
	550,000		AmeriCredit Automobile Receivables Trust, 6.23%, 7/9/18	$556,359
			Total Automobiles & Components	$556,359
			Banks - 0.5%
			Thrifts & Mortgage Finance - 0.5%
	17,865,939	2.26	Bayview Commercial Asset Trust, Floating Rate Note, 4/25/36	$793,164
	1,000,000		Commercial Mortgage Pass Through Certificates, 6.85%, 8/15/33	983,302
	2,776,094		Countrywide Home Loan, 4.5%, 9/25/35	2,482,578
	2,425,995	0.59	Countrywide Home Loans, Floating Rate Note, 3/25/35	681,336
	2,570,033	0.71	DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/45	368,110
	303,755	0.99	Impac CMB Trust, Floating Rate Note, 4/25/35	244,755
	763,140	0.32	Impac Securities Assets Corp., Floating Rate Note, 11/25/36	720,498
	1,300,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.53853%, 7/12/37	1,039,642
	1,773,256	3.42	JP Morgan Mortgage Trust, Floating Rate Note, 10/25/35	1,425,916
	1,536,491	3.04	JP Morgan Mortgage Trust, Floating Rate Note, 11/25/35	1,490,650
	4,427,360	0.00	Luminent Mortgage Trust, Floating Rate Note, 7/25/36	323,221
	1,902,193	0.57	Structured Asset Mortgage Investments, Inc., Floating Rate Note, 9/25/45	1,304,416
	4,141,063	0.49	WAMU Mortgage Pass-Through Certificates, Floating Rate Note, 4/25/45	3,506,097
				$15,363,685
			Total Banks	$15,363,685
			Diversified Financials - 0.2%
			Diversified Financial Services - 0.1%
	1,940,245		Credit Suisse Mortgage Capital Certificates, 5.0%, 4/25/37	$1,868,474
			Investment Banking & Brokerage - 0.1%
	3,450,000		Bear Stearns Commercial Mortgage, 6.94%, 2/15/35	$3,383,186
			Total Diversified Financials	$5,251,660
			Real Estate - 0.5%
			Mortgage Real Estate Investment Trust - 0.4%
	3,000,000		Credit Suisse First Boston Mortgage Securities Corp., 5.51%, 3/15/35	$2,719,592
	9,000,000		Credit Suisse First Boston Mortgage Securities Corp., 7.08%, 12/15/35	8,817,360
	2,572,903		Deutsche ALT-A Securities, Inc., 5.5%, 11/25/35	2,267,250
				$13,804,202
			Total Real Estate	$13,804,202
			Telecommunication Services - 0.3%
			Integrated Telecommunication Services - 0.3%
	9,670,000		Global Tower Partners Acquisition, 7.87%, 5/15/37	$10,010,748
			Total Telecommunication Services	$10,010,748
			Government - 0.0%
	1,093,031		GSR Mortgage Loan Trust, 5.5%, 8/25/21	$1,083,580
			Total Government	$1,083,580
			Municipal - 0.2%
	8,875,000	12.00	Non-Profit PFD Funding Trust, Floating Rate Note, 9/15/37	$5,384,818
			Total Municipal	$5,384,818
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $52,313,221)	$55,994,004

			CORPORATE BONDS - 73.6%
			Energy - 12.2%
			Coal & Consumable Fuels - 1.7%
	15,063,000		Berau Capital Resources, 12.5%, 7/8/15 (144A)	$17,435,423
	12,200,000		Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (b)	13,877,500
	1,240,000		Bumi Investment Pte, Ltd., 10.75%, 10/6/17	1,364,000
	2,850,000		International Coal Group, 9.125%, 4/1/18 (b)	3,106,500
	2,706,000		Murray Energy Corp., 10.25%, 10/15/15	2,868,360
	6,395,000		New World Resources BV, 7.375%, 5/15/15 (144A)	8,997,817
	2,070,000		Penn Virginia Resource Partner, 8.25%, 4/15/18	2,168,325
				$49,817,925
			Integrated Oil & Gas - 0.1%
	2,950,000		Petroleum Co of Trinidad & Tobago, Ltd., 9.75%, 8/14/19	$3,584,250
			Oil & Gas Drilling - 2.0%
	6,772,644		DDI Holding AS, 9.3%, 1/19/12 (144A)	$6,738,781
	983,833		DDI Holdings AS, 9.3%, 4/23/12 (144A)	1,023,580
	1,250,000		Hercules Offshore, Inc., 10.5%, 10/15/17	1,100,000
	9,607,550		Norse Energy ASA, 6.5%, 7/14/13 (144A)	8,454,644
	2,915,000		Parker Drilling Co., 9.125%, 4/1/18	3,075,325
	8,730,000		Pioneer Drilling Co., 9.875%, 3/15/18	9,439,313
	17,000,000	11.65	Sevan Drilling, Floating Rate Note, 12/7/12	3,026,668
	10,880,000		Trinidad Drilling, Ltd., 7.875%, 1/15/19	11,260,800
	13,640,000		Vantage Drilling Co., 11.5%, 8/1/15	15,174,500
				$59,293,611
			Oil & Gas Equipment & Services - 2.0%
	3,943,000		Aquilex Holdings LLC, 11.125%, 12/15/16	$4,071,148
	500,000		CGV, 7.75%, 5/15/17	526,250
	3,745,000		Complete Production Service, 8.0%, 12/15/16	3,941,613
	1,600,000	0.00	DP Producer AS, Floating Rate Note, 12/5/11 (144A) (e)	16,000
	17,815,000		Expro Finance Luxembourg SCA, 8.5%, 12/15/16	17,547,775
	1,275,000		Frac Tech Services LLC, 7.125%, 11/15/18	1,305,281
NOK	910,944		Nexus, Floating Rate Note, 3/7/12 (e)	911
	5,200,000		Sevan Marine ASA, 12.0%, 8/10/15	5,512,000
NOK	29,500,000		Sevan Marine ASA, 13.25%, 8/10/15	5,334,862
	31,500,000		Sevan Marine ASA, 14.0%, 12/22/14	5,451,242
	11,200,000	3.62	Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)	10,080,000
NOK	32,463,000	11.99	Sevan Marine ASA, Floating Rate Note, 10/24/12 (144A)	5,870,699
				$59,657,781
			Oil & Gas Exploration & Production - 4.3%
	2,325,000		Antero Resources Finance, 9.375%, 12/01/17	$2,447,063
	225,000		Bill Barrett Corp., 9.875%, 7/15/16	251,438
	2,180,000		Brigham Exploration Co., 8.75%, 10/1/18	2,392,550
	2,434,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	2,555,700
	2,750,000		Chesapeake Energy, 6.25%, 1/15/17	3,793,958
	4,750,000		Comstock Resources, 8.375%, 10/15/17	4,880,625
	1,880,000		Continental Resources, Inc., 7.125%, 4/1/21 (144A)	1,983,400
	2,050,000		Continental Resources, Inc., 8.25%, 10/1/19	2,255,000
	6,025,000		HilCorp Energy, 9.0%, 6/1/16 (144A)	6,356,375
	4,535,000		Linn Energy LLC, 11.75%, 5/15/17 (144A)	5,249,263
	6,000,000		Linn Energy LLC, 8.625%, 4/15/20 (144A)	6,570,000
	45,000,000		Norwegian Energy Co., AS, 12.9%, 11/20/14	8,107,554
	4,755,000		Novatek Finance, Ltd., 6.604%, 2/3/21	4,755,000
	2,200,000		Oasis Petroleum, Inc., 7.25%, 8/1/11	2,244,000
	39,000,000		PA Resources AB, 9.56%, 3/9/11	6,681,665
	8,500,000		Petrohawk Energy Corp., 7.25%, 8/15/18	8,733,750
	5,000,000		Petrohawk Energy Corp., 7.25%, 8/15/18 (144A)	5,137,500
	6,460,000		Petroquest Energy, 10.0%, 9/1/17	6,766,850
	7,260,000		Plains Exploration & Production, 7.625%, 4/1/20	7,840,800
	3,040,000		Plains Exploration & Production, 8.625%, 10/15/19	3,382,000
	2,535,000		Plains Exploration & Production Co., 10.0%, 3/1/16	2,864,550
	4,850,000		Quicksilver Resources, Inc., 7.125%, 4/1/16	4,656,000
	3,370,000		Quicksilver Resources, Inc., 9.125%, 8/15/19	3,673,300
	2,120,000		SandRidge Energy, Inc., 8.75%, 1/15/20 (b)	2,257,800
	6,015,000		SandRidge Energy, Inc., 8.0% 6/1/18 (b)	6,180,413
	4,535,000		SandRidge Energy, Inc., 8.625, 4/1/15 (b)	5,407,500
	1,590,000	3.92	SandRidge Energy, Inc., Floating Rate Note, 4/1/14	1,528,488
	4,469,000		Stone Energy Corp., 8.625%, 2/1/17	4,603,070
	4,065,000		TNK-BP Finance SA, 7.875%, 3/13/18 (144A)	4,575,564
				$128,131,176
			Oil & Gas Refining & Marketing - 1.0%
	4,049,000		Coffeyville Resources LLC, 9.0%, 4/1/15	$4,413,410
	1,600,000		Holly Energy Partners LP, 6.25%, 3/1/15 (144A)	1,672,000
	1,935,000		Petroplus Finance, Ltd., 7.0%, 5/1/17 (144A)	1,780,200
	12,580,000		Petroplus Finance Ltd., 9.37%, 9/15/19 (144A)	12,265,500
	8,240,000		Tesoro Corp. 9.75%, 6/1/19	9,270,000
				$29,401,110
			Oil & Gas Storage & Transportation - 0.6%
	2,000,000		Energy Transfer Equity LP, 7.5%, 10/15/20	$2,137,500
	2,360,000		Enterprise Products, Floating Rate Note, 8/1/66	2,548,800
	5,030,000		Enterprise Products Operating, 7.0%, 6/1/67	4,998,563
	7,343,000		Southern Union Co., 7.2%, 11/1/66	6,902,420
				$16,587,283
			Coal & Consumable Fuel - 0.6%
	18,160,000		Foresight Energy LLC, 9.625%, 8/15/17 (144A)	$19,453,900
			Total Energy	$365,927,036
			Materials - 12.4%
			Aluminum - 0.9%
	7,459,624	6.83	Noranda Aluminum Acquisition, Floating Rate Note, 5/15/15	$7,012,047
	18,315,000		Novelis, Inc., 8.75%, 12/15/20	19,894,669
				$26,906,716
			Commodity Chemicals - 1.4%
	11,343,000		Basell Finance Co., 8.1%, 3/15/27 (144A)	$12,704,160
	11,100,000		Hexion US Finance Corp., 8.875%, 2/1/18 (144A)	11,960,250
	4,755,000		Nova Chemicals Corp., 8.625%, 11/1/19 (b)	5,254,275
	12,400,000		Rain CII Carbon LLC and CII Carbon Corp., 8.0%, 12/1/18	13,144,000
				$43,062,685
			Construction Materials - 2.1%
	12,050,000		AGY Holding Corp., 11.0%, 11/15/14	$10,784,750
	2,080,000	6.28	C10 - EUR Capital SPV Ltd BVI, 6.277%, 5/29/49	1,879,845
	1,047,000	6.28	C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49	753,840
	3,434,000	6.64	C8 Capital SPV Ltd., Floating Rate Note, 12/31/49	2,472,480
	9,406,000		Cemex Finance LLC, 9.5%, 12/14/16 (144A) (b)	9,629,393
	3,750,000		Cemex SAB de CV, 9.0%, 1/11/18	3,843,750
	10,857,000		Mueller Water Products, 7.375%, 6/1/17	10,544,861
	9,175,000		New Enterprise Stone & Lime Co., 11.0%, 9/1/18	9,152,063
	3,950,000		Rearden G Holdings EINS GmbH, 7.875%, 3/30/20 (b)	4,157,375
	9,515,000		Texas Industries, Inc., 9.25%, 8/15/20	10,204,838
				$63,423,195
			Diversified Chemical - 1.1%
	13,410,000		Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A) (b)	$17,949,828
	9,025,000		Momentive Performance Material, 9.5%, 1/15/21	13,161,687
	3,176,000		TPC Group LLC, 8.25%, 10/1/17	3,378,470
				$34,489,985
			Diversified Metals & Mining - 0.3%
	6,615,974		Blaze Recycling & Metals, 13.0%, 7/16/12 (e)	$5,640,118
	3,022,531		New Reclamation Group, 8.125%, 2/1/13 (144A)	3,518,069
				$9,158,187
			Metal & Glass Containers - 1.5%
	3,758,000		AEP Industries, Inc., 7.875%, 3/15/13	$3,748,605
	700,000		Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)	994,491
	4,910,000		Ardagh Packaging Finance Plc, 9.25%, 10/15/20	7,110,115
	5,000,000		Ardagh Packaging Finance Plc, 9.125%, 10/15/20	5,412,500
	6,305,000		BWAY Holding Co., 10.0%, 6/15/18 (144A) (b)	6,872,450
	7,100,000		BWAY Parent Co., Inc., 10.125%, 11/1/15	7,455,000
	1,230,000		Consol Glass Ltd., 7.625%, 4/15/14 (144A)	1,726,409
	6,610,000		Crown Americas LLC / Crown Americas Capital Corp., 6.25%, 2/1/21	6,659,575
	2,900,000		Crown European Holdings SA, 7.125%, 8/15/18	4,199,457
	1,450,000		OI European Group BV, 6.75%, 9/15/20	2,030,234
				$46,208,836
			Paper Packaging - 1.5%
	2,200,771		Bio Pappel SAB de CV, 6.0%, 8/27/16	$2,024,709
	15,426,044		Durango Corp., 6.0%, 8/27/6 (step)	14,172,678
EURO	6,800,000		Nordenia Holdings GM, 9.75%, 7/15/17	10,319,100
	9,430,000		Packaging Dynamics Corp., 8.75%, 2/1/16	9,606,813
	10,400,000		US Corrugated, Inc., 10.0%, 6/1/13	10,192,000
				$46,315,300
			Paper Products - 1.6%
	10,272,000		ABI Escrow Corp., 10.25%, 10/15/18	$11,581,680
	280,000		Appleton Papers, Inc., 10.5%, 6/15/15 (144A)	287,700
	15,165,000		Exopack Holding Corp., 11.25%, 2/1/14	15,582,038
	15,915,000		Grupo Papelero Scribe SA, 8.875%, 4/7/20 (144A) (b)	15,835,425
	4,905,000		Suzano Trading Ltd., 5.875%, 1/23/21	4,788,506
				$48,075,349
			Precious Metals & Minerals - 0.4%
	2,500,000		Alrosa Finance SA, 8.875%, 11/17/14 (144A)	$2,816,500
	9,100,000		Alrosa Finance SA, 7.75%, 11/3/20	9,589,125
				$12,405,625
			Specialty Chemicals - 0.1%
	1,090,000		Nalco Co., 6.875%, 1/15/19	$1,574,685
	1,909,000		Nova Chemicals Corp., 7.875%, 9/15/25	1,823,095
				$3,397,780
			Steel - 1.3%
	12,950,000		Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)	$11,687,375
	5,300,000		China Oriental Group, 8.0%, 8/18/15	5,498,750
	500,000		Evraz Group SA, 8.875%, 4/24/13 (144A)	538,750
	3,020,000		Evraz Group SA, 9.5%, 4/24/18 (144A) (b)	3,408,825
	8,100,000		Metinvest BV, 10.25%, 5/20/15	8,687,250
	4,890,000		Ryerson, Inc., 12.0%, 11/1/15	5,183,400
	2,505,000		Zlomrex International Finance, 8.5%, 2/1/14 (144A)	2,675,575
				$37,679,925
			Total Materials	$371,123,583
			Capital Goods - 3.7%
			Aerospace & Defense - 0.9%
	19,238,000		DynCorp International, 10.375%, 7/1/17 (b)	$19,863,235
	2,885,000		Esterline Technologies Corp., 7.0%, 8/1/20	2,978,763
	2,500,000		GeoEye, Inc., 8.625%, 10/1/16	2,643,750
				$25,485,748
			Building Products - 0.2%
	4,658,000		Building Materials Corp., 7.5%, 3/15/20	$4,797,740
	3,271,000		Industrias Unidas, 11.5%, 11/15/16 (144A) (e)	2,682,220
				$7,479,960
			Construction & Engineering - 0.3%
	6,900,000		Abengoa Finance SAU, 8.875%, 11/1/17	$6,736,125
	3,350,000		Dycom Investments, Inc., 7.125%, 1/15/21	3,400,250
				$10,136,375
			Construction & Farm Machinery & Heavy Trucks - 0.7%
	1,075,000		Accuride Corp., 9.5%, 8/1/18	$1,193,250
	3,840,000		American Railcar, 7.5%, 3/1/14	3,888,000
	8,918,000		Commercial Vehicle Group, 8.0%, 7/1/13	8,739,640
	3,480,000		Greenbrier Co., Inc., 8.375%, 5/15/15	3,558,300
	4,290,000		Titan International, Inc., 7.875%, 10/1/17	4,568,850
				$21,948,040
			Electrical Component & Equipment - 0.5%
	10,825,000		Coleman Cable, Inc., 9.0%, 2/15/18	$11,203,875
	1,800,000		Polypore International, Inc., 7.5%, 11/15/17	1,863,000
	1,540,000		WireCo WorldGroup, 9.5%, 5/15/17	1,640,100
				$14,706,975
			Industrial Conglomerates - 0.3%
	2,000,000		Mark IV Europe SCA, 8.875%, 12/15/17	$2,930,411
	4,768,000		Park-Ohio Industries, Inc., 8.375%, 11/15/14	4,875,280
				$7,805,691
			Industrial Machinery - 0.7%
	7,800,000		Altra Holdings, Inc., 8.125%, 12/1/16	$8,190,000
	5,322,000		Indalex Holding, 11.5%, 2/1/14 (e)	86,483
	12,375,000		WPE International, 10.375%, 9/30/20	12,529,688
				$20,806,171
			Trading Companies & Distributors - 0.0%
	1,171,000		Wesco Distribution Inc., 7.5%, 10/15/17	$1,206,130
			Total Capital Goods	$109,575,090
			Commercial Services & Supplies - 0.4%
			Commercial Printing - 0.0%
	990,000		Sheridan Acquisition Corp., 10.25%, 8/15/11	$982,575
			Diversified Support Services - 0.4%
	13,050		Msx International, 12.5%, 4/1/12 (144A)	$11,223,000
			Environmental & Facilities Services - 0.0%
	6,510,000		Aleris International, Inc., 10.0%, 12/15/16 (e)	$1,302
			Total Commercial Services & Supplies	$12,206,877
			Transportation - 1.9%
			Air Freight & Couriers - 0.4%
	2,275,000		AMGH Merger Sub, Inc., 9.25%, 11/1/18	$2,420,031
	8,811,000		Ceva Group Plc, 11.5%, 4/1/18 (144A)	9,637,031
	2,445,000		Ceva Group Plc, 11.625%, 10/1/16 (b)	2,701,725
				$14,758,787
			Airlines - 0.5%
	468,619		Continental Airlines, Inc., 8.499%, 5/1/11	$473,774
	11,163,000		Gol Finance, 9.25%, 7/20/20 (144A) (b)	11,944,410
	1,845,703		United Air Lines, Inc., 9.75%, 1/15/17	2,127,173
				$14,545,357
			Airport Services - 0.4%
	4,875,000		Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20	$5,240,625
	5,550,000		Aguila 3 SA, 7.875%, 1/31/18	5,661,000
				$10,901,625
			Logistics - 0.2%
	6,125,000		Syncreon Global Ireland, Ltd., 9.5%, 5/1/18	$6,293,438
			Trucking - 0.4%
	10,815,000		Swift Services Holdings, Inc., 10%, 11/15/18	$11,693,719
			Total Transportation	$58,192,926
			Automobiles & Components - 1.8%
			Auto Parts & Equipment - 1.5%
	2,525,000		Allison Transmission, 11.25%, 11/1/15 (144A)	$2,771,188
	1,510,000		Lear Corp., 8.125%, 3/15/20 (b)	1,664,775
	4,300,000		Pinafore LLC/Pinafore, Inc., 9.0%, 10/1/18	4,746,125
	16,550,000	12.00	Stanadyne Corp., Floating Rate Note, 2/15/15	15,967,440
	4,265,000		Stanadyne Corp., 10.0%, 8/15/14	4,286,325
	11,264,000		Tower Automotive Holdings USA, 10.625%, 9/1/17 (b)	12,193,280
	4,260,000		Uncle Acquisition 2010 Corp., 8.625%, 2/15/19	4,441,050
				$46,070,183
			Tires & Rubber - 0.3%
	1,545,000		Goodyear Tire & Rubber Co., 10.5%, 5/15/16 (b)	$1,753,575
	800,000		Goodyear Tire & Rubber Co., 8.25%, 8/15/20	838,000
	5,080,000		Liberty Tire Recycling, 11.0%, 10/1/16	5,638,800
				$8,230,375
			Total Automobiles & Components	$54,300,558
			Consumer Durables & Apparel - 1.9%
			Homebuilding - 0.6%
	8,750,000		Beazer Homes USA, Inc., 9.125%, 6/15/18	$8,881,250
	1,600,000		Beazer Homes USA, Inc., 9.125%, 5/15/19	1,620,000
	7,435,000		Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)	8,531,663
	867,000		Urbi Desarrollos Urb, 9.5%, 1/21/20	990,548
				$20,023,461
			Housewares & Specialties - 0.9%
	2,400,000		Reynolds Group Holdings, Ltd., 8.25%, 2/15/21	$2,418,000
	6,075,000		Reynolds Group Issue, 9.0%, 4/15/19	6,378,750
	7,490,000		Reynolds Group Issuer, Inc., 8.5%, 5/15/18 (144A)	7,808,325
	11,165,000		Yankee Acquisition Corp., 9.75%, 2/15/17 (b)	11,723,250
				$28,328,325
			Leisure Products - 0.2%
	5,000,000		Icon Health & Fitness, 11.875%, 10/15/16	$5,162,500
			Textiles - 0.1%
	3,670,000		Polymer Group, Inc., 7.75%, 2/1/19	$3,770,925
			Total Consumer Durables & Apparel	$57,285,211
			Consumer Services - 2.7%
			Casinos & Gaming - 1.6%
	9,750,000		Buffalo Thunder Rev Authority, 9.375%, 12/15/14 (e)	$3,120,000
	8,025,000		Codere Finance SA, 8.25%, 6/15/15 (144A)	11,126,404
	2,052,000		Little Traverse Bay Bands of Odawa Indians, 9.0%, 8/31/20	1,846,800
	8,640,000	8.25	Lottomatica S.p.A., Floating Rate Note Rate, 3/31/66 (144A)	11,782,684
	5,965,000		Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A) (e)	708,344
EURO	6,335,000		Peermont Global, Ltd., 7.75%, 4/30/14 (144A)	7,763,980
	4,631,000		Pinnacle Entertainment, Inc., 8.75%, 5/15/20	4,920,438
	1,850,000		Scientific Games Corp., 7.875%, 6/15/16	1,905,500
	3,500,000		Scientific Games International, 8.125%, 9/15/18	3,552,500
	1,725,000		Shingle Springs Tribal, 9.375%, 6/15/15 (144A)	1,173,000
	5,095,000		Station Casinos, 6.625%, 3/15/18 (e)	510
				$47,900,160
			Hotels, Resorts & Cruise Lines - 0.2%
	4,977,000		Grupo Posadas SAB de CV, 9.25%, 1/15/15	$4,734,371
			Restaurants - 0.5%
	5,675,000		Burger King Corp., 9.875%, 10/15/18	$6,058,063
	8,400,000		Dunkin Finance Corp., 9.625%, 12/1/18	8,568,000
				$14,626,063
			Specialized Consumer Services - 0.4%
	2,325,000		Avis Budget Car Rental, 7.75%, 5/15/16	$2,403,469
	9,940,000		Intcomex, Inc., 13.25%, 12/15/14	10,437,000
				$12,840,469
			Total Consumer Services	$80,101,063
			Media - 2.9%
			Advertising - 0.4%
	3,800,000		Affinity Group, Inc., 11.5%, 12/1/16	$3,847,500
	5,549,000		MDC Partners, Inc., 11.0%, 11/1/16 (144A)	6,103,900
				$9,951,400
			Broadcasting - 2.3%
	10,900,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.0%, 1/15/19	$10,981,750
	2,680,000		Entravision Communications Corp. 8.75%, 8/1/17	2,867,600
	840,000		Hughes Network Systems LLC 9.5%, 4/15/14	867,300
	7,993,000		Hughes Network Systems LLC, 9.5%, 4/15/14	8,252,773
	14,584,716		Intelsat Bermuda, Ltd., 11.5%, 2/4/17	16,626,576
	9,250,000		Nara Cable Funding, Ltd., 8.875%, 12/1/18	12,856,493
	3,925,000		Ono Finance II Plc, 11.125%, 7/15/19	5,455,860
	2,285,000		Telesat Canada / Telesat LLC, 11.0%, 11/1/15	2,564,913
	4,245,000		Telesat Canada / Telesat LLC, 12.5%, 11/1/17	5,136,450
	2,065,000		Ziggo Bond Co BV, 8.0%, 5/15/18	2,990,303
	1,242,281		Umbrella Acquisition, Inc., 9.75%, 3/15/15 PIK (144A)	1,354,086
				$69,954,104
			Publishing - 0.2%
	6,135,000		Interactive Data Corp., 10.25%, 8/1/18	$6,748,500
			Total Media	$86,654,004
			Retailing - 0.7%
			Automotive Retail - 0.0%
	1,432,000		Sonic Automotive, Inc., 9.0%, 3/15/18 (b)	$1,517,920
			Department Stores - 0.4%
	10,955,000		Grupo Famsa SAB de CV, 11%, 7/20/15	$11,653,381
			Internet Retail - 0.3%
	7,415,000		Ticketmaster, 10.75%, 8/1/16	$8,137,963
			Total Retailing	$21,309,264
			Food & Drug Retailing - 0.3%
			Food Distributors - 0.3%
	9,421,000		C&S Group Enterprise LLC, 8.375%, 5/1/17 (144A) (b)	$9,338,566
			Total Food & Drug Retailing	$9,338,566
			Food, Beverage & Tobacco - 5.1%
			Agricultural Products - 0.3%
	5,000,000		Cosan SA Industrial, 8.25%, 2/15/49 (144A)	$4,993,750
	4,959,000		Southern States Coooperative, 11.25%, 5/15/15	5,355,720
				$10,349,470
			Brewers - 0.0%
	120,000		Cia Brasileira de Bebida, 8.75%, 9/15/13	$137,550
			Soft Drinks - 0.2%
	5,075,000		Constellation Enterprises LLC, 10.625%, 2/1/16	$5,201,875
			Distillers & Vintners - 0.4%
EURO	320,792		Belvedere SA, 0.0%, 4/11/14 (e)	$175,711
EURO	4,171,607		Belvedere SA, 7.692%, 4/11/14 (e)	2,827,063
	8,112,000		CEDC Finance Corp. International, Inc., 9.125%, 12/1/16 (144A)	8,720,400
				$11,723,174
			Packaged Foods & Meats - 3.5%
	6,000,000		Bertin Ltd., 10.25%, 10/5/16 (144A)	$6,532,500
	12,305,000		Corp. Pesquera Inc., SAC, 9.0%, 2/10/17 (144A)	13,074,063
	7,158,000		Fabrica de Productos, 9.25%, 2/23/17 (144A)	7,196,653
	9,500,000		FAGE Dairy Industry, 9.875%, 2/1/20 (144A)	9,654,375
	2,969,595		Independencia International, 12.0%, 12/30/16 (144A) (e)	29,696
	9,590,000		JBS Finance II, Ltd., 8.25%, 1/29/18	9,590,000
	20,248,000		Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	21,057,920
	3,783,000		Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)	3,986,336
	24,137,000		Minerva Overseas II, 10.875%, 11/15/19 (144A)	26,007,618
	8,235,000		Pilgrim's Pride Corp., 7.875%, 12/15/18	8,224,706
				$105,353,867
			Tobacco - 0.6%
	17,855,000		Alliance One International, Inc., 10.0%, 7/15/16	$18,747,750
			Total Food, Beverage & Tobacco	$151,513,686
			Household & Personal Products - 0.3%
			Personal Products - 0.3%
	9,305,000		Revlon Consumer Products Corp., 9.75%, 11/15/15	$9,886,563
			Total Household & Personal Products	$9,886,563
			Health Care Equipment & Services - 2.1%
			Health Care Equipment - 0.4%
	8,850,000		Accellent, Inc., 10.0%, 11/1/17	$8,695,125
	2,871,000		Accellent, Inc., 8.375%, 2/1/17	3,007,373
				$11,702,498
			Health Care Facilities - 0.9%
	1,903,000		Capella Healthcare, Inc., 9.25%, 7/1/17	$2,059,998
	5,975,000		Surgical Care Affiliates, 10.0%, 7/15/17 (144A)	6,169,188
	10,447,362		Surgical Care Affiliates, 8.875%, 7/15/15 (144A) PIK	10,617,132
	4,200,000		Vanguard Health Holding Co II LLC, 7.75%, 2/1/19 (b)	4,252,500
	5,835,000		Vanguard Health Systems, Inc., 0.0%, 2/1/16	3,617,700
				$26,716,518
			Health Care Services - 0.5%
	6,964,000		BioScrip Inc., 10.25%, 10/1/15	$7,381,840
	7,903,000		Gentiva Health Services, Inc., 11.5%, 9/1/18	8,821,724
				$16,203,564
			Health Care Supplies - 0.2%
	5,550,000		Inverness Medical Innovations, 7.875%, 2/1/16	$5,723,438
			Health Care Technology - 0.1%
	3,000,000		MedAssets, Inc., 8.0%, 11/15/18	$3,105,000
			Total Health Care Equipment & Services	$63,451,018
			Pharmaceuticals & Biotechnology - 1.4%
			Biotechnology - 0.8%
	5,750,000		ConvaTec Healthcare SA, 10.5%, 12/15/18	$6,116,563
	7,200,000		Grifols, Inc., 8.25%, 2/1/18	7,461,000
	10,302,000		Lantheus Medical Imaging Inc., 9.75%, 5/15/17 (144A)	11,048,895
				$24,626,458
			Life Sciences Tools & Services - 0.5%
	9,461,554		Catalent Pharmaceutical Solutions, 9.5%, 4/15/17 (144A)	$9,662,612
	6,423,000		PharmaNet Development Group, Inc., 10.875%, 4/15/17	6,808,380
				$16,470,992
			Total Pharmaceuticals & Biotechnology	$41,097,450
			Banks - 1.7%
			Diversified Banks - 1.6%
	1,600,000	2.20	Alfa Div Payment Rights Finance, Floating Rate Note, 12/15/11 (144A)	$1,559,054
	6,875,000		Banco de Credito del Sur, 9.75%, 11/6/69	8,009,375
	4,284,000		Banco Industrial, 8.5%, 4/27/20	4,407,165
	2,870,000		Banco Macro SA, 9.75%, 12/18/36 (b)	2,884,350
	6,230,000	8.01	Banco Macro SA, Floating Rate Note. 6/7/12	4,672,500
	3,880,000		Centercredit International, 8.625%, 1/30/14 (144A)	3,967,300
	10,450,000		International Finance Corp., 9.25%, 3/15/13	6,100,639
	268,495		JSC Temirbank, 14.0%, 6/30/22	306,084
	800,000		JPMorgan Chase & Co., 0.0%, 10/4/17	257,123
	2,750,000	9.20	Kazkommerts Finance 2 BV, Floating Rate Note, 11/29/49	2,062,500
	3,165,000		Banco Inter Peru, Floating Rate Note, 4/23/70 (144A)	3,335,119
	2,675,000		Wells Fargo & Co., Floating Rate Note, 12/29/49	2,760,333
	1,400,000		Kazkommerts International BV, 8.0%, 11/3/15	1,347,500
	7,150,000		Societe Generale SA, 8.75%, 10/29/49	7,364,500
				$49,033,542
			Regional Banks - 0.1%
	4,410,796		BTA Bank JSC, 0.0%, 7/1/20 (144A)	$330,810
	2,135,047		BTA Bank JSC, 10.75%, 7/1/18 (144A)	2,295,176
	483,765		BTA Bank JSC, 7.2%, 7/1/25 (144A)	338,636
				$2,964,622
			Total Banks	$51,998,164
			Diversified Financials - 2.5%
			Consumer Finance - 0.5%
	9,005,000		Tarjeta Naranja SA, 9.0%, 2/1/17	$9,016,256
	2,700,000		Capital One Capital V, 10.25%, 8/15/39	2,919,375
	3,030,000		TMX Finance LLC, 13.25%, 7/15/15 (144A)	3,363,300
				$15,298,931
			Diversified Financial Services - 0.1%
	3,900,000		Alfa Bank OJSC Via Alfa Bond I, 7.875%, 9/25/17	$3,997,500
			Investment Banking & Brokerage - 0.6%
	20,515,000	5.79	Goldman Sachs Capital, Floating Rate Note, 12/29/49	$17,309,531
			Specialized Finance - 1.3%
	6,360,000		Cantor Fitzgerald LP, 7.875%, 10/15/19	$6,521,697
	2,000,000		Glencore Finance Europe, 8.0%, 2/28/49	2,005,000
	9,315,000		National Money Mart Co., 10.375%, 12/15/16	10,304,719
	12,390,000		NCO Group Inc., 11.875%, 11/15/14	10,965,150
	9,825,000	7.68	NCO Group Inc., Floating Rate Note, 11/15/13	8,842,500
				$38,639,066
			Total Diversified Financials	$75,245,028
			Insurance - 3.5%
			Insurance Brokers - 1.2%
	11,140,000		Alliant Holdings Inc., 11.0%, 5/1/15 (144A)	$11,780,550
	11,241,000		Hub International Holdings, 10.25%, 6/15/15 (144A)	11,606,333
	4,300,000		Hub International Holdings, 9.0%, 12/15/14 (144A)	4,472,000
	4,841,000		Usi Holdings Corp., 9.75%, 5/15/15 (144A)	4,962,025
	4,532,000	6.68	Usi Holdings Corp., Floating Rate Note, 11/15/14	4,248,750
				$37,069,658
			Life & Health Insurance - 0.2%
	5,230,000		Prudential Financial, Inc., 8.875%, 6/15/38	$6,132,175
			Multi-Line Insurance - 0.5%
	3,570,000		Liberty Mutual Group, 7.0%, 3/15/37 (144A)	$3,385,267
	8,500,000	10.75	Liberty Mutual Group, Floating Rate Note, 6/15/58 (144A)	10,922,500
	770,531		Sul America Participacoes SA, 8.625%, 2/15/12	806,168
				$15,113,935
			Property & Casualty Insurance - 0.1%
	2,795,000		White Mountains Re Group, Ltd., 7.506%, 5/29/49	$2,578,052
			Reinsurance - 1.4%
	1,875,000	7.19	Blue Fin, Ltd., Floating Rate Note, 4/10/12	$1,844,813
	250,000	13.79	Blue Fin, Ltd., Floating Rate Note, 416/12 (Cat Bond) (144A)	265,375
	1,000,000	8.92	Caelus Re, Ltd., Floating Rate Note, 6/7/11	1,003,700
	2,500,000	5.91	Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond)	2,551,000
	2,600,000	12.03	Globecat, Ltd., Cat Bond, Floating Rate Note, 1/2/13 (144A)	2,537,600
	375,000	8.78	Globecat, Ltd., Cat Bond, Floating Rate Note, 1/2/13 (144A)	380,175
	1,900,000	1.88	Merna Reinsurance, Ltd., Floating Rate Note, 4/8/13	1,923,750
	1,300,000		Atlas VI Capital, Ltd., 11.5694%, 4/7/14	1,806,681
	2,000,000		Caelus Re II, Ltd., Floating Rate Note, 5/24/13	2,032,600
	1,135,000		Ibis Re, Ltd., 11.2775%, 5/10/12	1,207,073
	250,000	0.00	Ibis Re, Ltd., Floating Rate Note, 5/3/13 (144A)	254,700
	1,500,000	6.20	Ibis Re, Ltd., Floating Rate Note, 5/3/13 (144A)	1,527,600
	5,000,000		Lodestone Re, Ltd., 0.0%, 1/8/14	5,004,000
	4,000,000	8.37	Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (144A)	4,056,800
	500,000		Mariah Re, Ltd., Floating Rate Note, 1/8/14	503,850
	500,000	7.07	Nelson Re, Ltd., Floating Rate Note, 6/6/11	499,700
	1,400,000		Nelson Re, Ltd., 11.62625%, 6/6/11	1,403,220
	1,700,000		Montana Re, Ltd., Floating Rate Note, 12/7/12	1,713,770
	250,000		Successor X, Ltd., 11.87982%, 4/4/13 (Cat Bond)	237,925
	2,100,000		Successor X, Ltd., 9.87982%, 4/4/13 (Cat Bond)	2,037,840
	1,125,000	14.64	Successor X, Ltd., Floating Rate Note, 12/13/13	1,119,488
	2,600,000	16.13	Successor X, Ltd., Floating Rate Note, 12/13/13	2,583,620
	250,000	12.00	MultiCat Mexico 2009, Floating Rate Note, 10/19/12	263,575
	750,000	12.00	MultiCat Mexico 2009, Floating Rate Note, 10/19/12	804,675
	250,000	10.40	MultiCat Mexico 2009, Floating Rate Note, 10/19/12	263,125
	250,000	12.00	MultiCat Mexico 2009, Floating Rate Note, 10/19/12	262,325
	325,000	7.20	Muteki Ltd., Cat Bond, Floating Rate Note, 5/24/11	326,918
	1,800,000	12.25	Mystic Re, Floating Rate Note, 3/20/12	1,915,740
	750,000	10.30	Mystic Re, Ltd., Floating Rate Note, 6/7/11	765,450
	1,900,000	14.15	Residential Re, Floating Rate Note, 6/6/11	1,961,750
				$43,058,838
			Total Insurance	$103,952,658
			Real Estate - 1.2%
			Diversified Real Estate Activities - 0.6%
	12,900,000		BR Malls International Finance, Ltd., 8.5%, 12/31/99	$12,851,625
	5,590,000		BR Malls International Finance, 9.75%, 12/31/49 Perpetual (144A)	5,834,563
				$18,686,188
			Real Estate Operating Companies - 0.5%
	6,750,000		Alto Palermo SA, 7.875%, 5/11/17 (144A)	$6,732,450
	3,722,895	8.20	Alto Palermo SA, Floating Rate Note, 6/11/12 (144A)	1,638,074
	8,405,000		IRSA Inversiones y Representacion, 8.5%, 2/2/17 (144A) (b)	8,499,556
				$16,870,080
			Specialized Real Estate Investment Trust - 0.1%
	1,650,000		Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18	$1,711,875
			Total Real Estate	$37,268,143
			Software & Services - 1.9%
			Application Software - 0.6%
	8,684,000		Allen Systems Group, Inc., 10.5%, 11/15/16	$8,987,940
	9,840,000		Vangent, Inc., 9.625%, 2/15/15	9,274,200
				$18,262,140
			Data Processing & Outsourced Services - 0.4%
	3,597,000		First Data Corp., 12.625%, 1/15/21	$3,641,963
	3,597,000		First Data Corp., 8.25%, 1/15/21 (b)	3,462,113
	3,650,000		First Data Corp., 8.875%, 8/15/20 (144A) (b)	3,932,875
	805,000		First Data Corp., 9.875%, 9/24/15	802,988
				$11,839,939
			Internet Software & Services - 0.3%
	6,863,000		Terremark Worldwide, Inc., 12.0%, 6/15/17	$8,561,593
			It Consulting & Other Services - 0.3%
	7,920,000		Activant Solutions Inc., 9.5%, 5/1/16	$8,019,000
			Systems Software - 0.3%
	11,402,927		Pegasus Solutions, Inc., 13.0%, 4/15/14 (PIK)	$10,262,634
			Total Software & Services	$56,945,306
			Technology Hardware & Equipment - 1.3%
			Communications Equipment - 0.5%
	14,650,000		CommScope, Inc., 8.25%, 1/15/19	$15,199,375
			Computer Storage & Peripherals - 0.2%
	8,535,000		Seagate HDD Cayman, 7.75%, 12/15/18	$8,748,375
			Electronic Equipment & Instruments - 0.2%
	6,496,000		Da-Lite Screen Co., Inc., 12.5%, 4/1/15 (144A)	$6,444,682
			Technology Services - 0.3%
	10,950,000		Sitel LLC/Sitel Finance Corp., 11.5%, 4/1/18	$9,800,250
			Total Technology Hardware & Equipment	$40,192,682
			Semiconductors - 0.0%
	1,770,000		Advanced Micro Devices, Inc., 7.75%, 8/1/20	$1,814,250
			Total Semiconductors	$1,814,250
			Telecommunication Services - 7.9%
			Alternative Carriers - 1.6%
	4,625,000		Cogent Communication Group, Inc., 8.375%, 2/15/18	$4,775,313
	13,606,000		Global Crossing, Ltd., 12.0%, 9/15/15	15,646,900
	5,266,000		Global Crossing, Ltd., 9.0%, 11/15/19	5,292,330
	11,765,000		Paetec Holdings, 8.875%, 6/30/17 (144A) (b)	12,647,375
	4,500,000		Paetec Holdings, 9.5%, 7/15/15 (b)	4,713,750
	4,000,000		Paetec Escrow Corp., 9.875%, 12/1/18	4,230,000
				$47,305,668
			Integrated Telecommunication Services - 3.9%
	14,000,000		Bakrie Telecom Tbk Pts, 11.5%, 5/7/15 (144A)	$15,085,000
	9,690,000		Broadview Networks Holdings, 11.375%, 9/1/12	9,520,425
	1,360,000		Cincinatti Bell, Inc., 7.0%, 2/15/15	1,377,000
	12,067,000		Cincinatti Bell, Inc., 8.25%, 10/15/17	12,187,670
	6,660,000		Cincinatti Bell, Inc., 8.375%, 10/15/20	6,493,500
	8,478,000		Cincinatti Bell, Inc., 8.75%, 3/15/18	8,117,685
	5,440,000		Frontier Communications Corp., 8.5%, 4/15/20	6,133,600
	12,160,000		Frontier Communications Corp., 8.75%, 4/15/22	13,710,400
	8,702,000		GCI, Inc., 8.625%, 11/15/19	9,463,425
	2,145,000		Global Crossing UK Finance Plc, 10.75%, 12/15/14	2,230,371
	6,460,000		Mastec Inc., 7.625%, 2/1/17	6,395,400
	2,485,000		MasTec, Inc., 4.0%, 6/15/14	3,035,925
	5,000,000		Windstream Corp. 7.75%, 10/15/20	5,162,500
	3,040,000		Windstream Corp., 7.75%, 10/15/20 (144A)	3,138,800
	9,795,000		Windstream Corp., 8.125%, 9/1/18	10,407,188
	4,830,000		Windstream Corp., 7.875%, 11/1/17	5,174,138
				$117,633,027
			Wireless Telecommunication Services - 2.4%
	7,850,000		Cricket Communications, Inc., 7.75%, 10/15/20	$7,575,250
	3,000,000		Digicel Group, Ltd., 10.5%, 4/15/18 (b)	3,341,250
	11,100,000		Digicel, Ltd., 8.25%, 9/1/17 (144A)	11,557,875
	6,250,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	6,031,250
	4,400,000		MetroPCS Wireless, Inc., 7.875%, 9/1/18	4,598,000
	6,650,000		MTS International, 8.625%, 6/22/20 (b)	7,448,000
	5,180,000		NII Capital Corp., 10.0%, 8/15/16	5,801,600
	2,000,000		True Move Co., Ltd., 10.375%, 8/1/14 (144A)	2,140,000
	18,455,000		True Move Co., Ltd., 10.75%, 12/16/13 (144A)	19,839,125
	3,625,000		VIP Finance Ireland, Ltd., 7.748%, 2/2/21	3,629,713
				$71,962,063
			Total Telecommunication Services	$236,900,758
			Utilities - 4.3%
			Electric Utilities - 1.8%
	10,585,000		CIA Transporte Energia, 8.875%, 12/15/16 (144A) (b)	$10,518,844
	2,640,000		Dubai Electricity & Water Authority, 7.375%, 10/21/20	2,507,382
	10,845,000		Dubai Electricity & Water Authority, 8.5%, 4/22/15	11,495,407
	6,156,000		Empresa Distribuidora y Commercial, 9.75%, 10/25/22	6,713,118
	17,750,000		Energisa SA, 9.5%, 1/29/49	17,550,313
	1,079,928		FPL Energy National Wind, 6.125%, 3/25/19 (144A)	1,027,228
	1,074,740		FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)	1,042,498
	4,000,000		Texas Competitive Electric Holdings, 15.0%, 4/1/21 (b)	3,560,000
				$54,414,790
			Gas Utilities - 0.4%
	3,237,000		Star Gas Partners LP/Star Gas Finance Co., 8.875%, 12/1/17	$3,301,740
	9,377,000		Transportadora De Gas del Sur, 7.875%, 5/14/17 (144A)	9,505,934
				$12,807,674
			Independent Power Producer & Energy Traders - 1.8%
	6,025,000		Calpine Corp., 7.875%, 7/31/20	$6,311,188
	3,990,000		Intergen NV, 9.0%, 6/30/17	4,279,275
	641,723		Juniper Generation, 6.79%, 12/31/14 (144A)	605,761
	4,300,000		NRG Energy, Inc., 8.25%, 9/1/20	4,412,847
	7,800,000		NRG Energy, Inc., 7.625%, 1/15/18	7,897,500
	2,496,000		NSG Holdings Inc., 7.75%, 12/15/25	2,321,280
	7,200,000		Star Energy Geothermal, 11.5%, 2/12/15	8,226,000
				$34,053,851
			Multi-Utilities - 0.2%
	7,732,804		Ormat Funding Corp., 8.25%, 12/30/20	$7,423,492
			Total Utilities	$108,699,807
			TOTAL CORPORATE BONDS
			(Cost $2,170,050,204)	$2,204,979,691

			U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.1%
	23,000,000	1.48	Government National Mortgage Association, Floating Rate Note, 10/16/52	$2,022,158
			TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
			(Cost $1,809,446)	$2,022,158

			FOREIGN GOVERNMENT BONDS - 1.5%
BRL	8,200,000		Brazilian Government, 10.25%, 1/10/28	$4,930,722
	15,971,000		City of Buenos Aires, 12.5%, 4/6/15 (144A)	17,847,593
	3,150,000		Ireland Government Bond, 4.5%, 4/18/20	3,106,982
	3,150,000		Ireland Government Bond, 5%, 10/18/20	3,160,900
	2,100,000		Ireland Government Bond, 5.9%, 10/18/19	2,354,572
	9,425,000		Provincia de Buenos Aires/ Argentina, 10.875%, 1/26/21	8,864,213
COP	6,986,000,000		Republic of Columbia, 12.0%, 10/22/15	4,871,831
				$45,136,813
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $42,415,232)	$45,136,813

			SUPERNATIONAL BONDS - 0.5%
	6,430,000		Asian Development Bank, 14.0%, 8/7/12	$4,352,917
	16,410,000		European Investment Bank, 0.0%, 3/2/15	7,416,177
	280,000		European Investment Bank, 10.0%, 9/10/13	183,619
	3,900,000		European Investment Bank, 14.0%, 7/5/16	3,001,103
			TOTAL SUPERNATIONAL BONDS	$14,953,816
			(Cost $15,040,279)

			MUNICIPAL BONDS - 3.4%
			Municipal Airport - 1.3%
	900,000		Greater Orlando Aviation Authority, 6.5%, 11/15/36	$802,503
	7,845,000		Houston Texas Airport Revenue, 6.75%, 7/1/29	7,564,620
	16,590,000		Alliance Airport Authority Texas, 5.75%, 12/1/29	12,427,403
	12,000,000		Dallas-Fort Worth International Airport, 5.5%, 11/1/30	8,626,920
	4,150,000		Dallas-Fort Worth Texas International Airport Revenue, 6.375%, 5/1/35	3,263,643
	15,000		New Jersey Economic Development Authority Special Facility Revenue, 7.0%, 11/15/30	14,684
	8,140,000		New Jersey Economic Development Authority, 6.25%, 9/15/29	7,368,247
				$40,068,020
			Municipal Development - 1.8%
	2,045,000		Bedford County Economic Development Authority, 6.3%, 12/1/25	$1,989,172
	5,875,000		Brunswick & Glynn County Development Authority, 5.55%, 3/1/26	5,306,535
	4,550,000		Butler Industrial Development Board, 5.75, 9/1/28	4,190,277
	3,545,000		County of Cook Illinois, 6.5%, 10/15/40	3,527,452
	9,785,000		Illinois Finance Authority, 6.5%, 10/15/40	9,736,564
	4,390,000		Parish of St James Louisiana, 7.7%, 10/1/22	4,389,298
	6,960,000		Pennsylvania Economic Development Financing Authority, 6.0%, 6/1/31	5,819,186
	18,140,000		Port of Corpus Christi Authority of Nueces County, 6.7%, 11/1/30	18,158,321
				$53,116,805
			Municipal Pollution - 0.2%
	4,400,000	7.30	Ohio Air Quality Development, Floating Rate Note, 6/8/22 (e)	$460,680
	4,610,000		Ohio State Pollution Control Revenue, 5.6%, 8/1/32	3,643,698
	3,980,000		Ohio State Pollution Control Revenue, 5.65%, 3/1/33	3,158,767
				$7,263,145
			TOTAL MUNICIPAL BONDS	$100,447,970
			(Cost $107,189,489)

			RIGHTS/WARRANTS - 0.0%
			Energy - 0.0%
			Oil & Gas Exploration & Production - 0.0%
	11,303,000		Norse Energy Corp., ASA *	$215,165
	5,925,293		Norse Energy Corp., ASA CW15 *	625,496
	1,130,300		Penoro Energy ASA-CW11 *	195,604
				$1,036,265
			TOTAL RIGHTS/ WARRANTS
			(Cost $252,694)	$1,036,265

			SENIOR FLOATING RATE LOAN INTERESTS - 8.2% **
			Energy - 0.3%
			Coal & Consumable Fuels - 0.2%
	6,000,000	11.26	Bumi Resources Tbk, Term Loan, 8/15/13	$6,000,000
			Oil & Gas Equipment And Services - 0.0%
	1,306,140	5.50	Aquilex Holdings LLC, Term Loan, 4/1/16	$1,314,304
			Oil & Gas Exploration & Production - 0.0%
	592,923	4.31	Venoco, Inc., Term Loan (Second Lien), 5/7/14	$589,774
			Total Energy	$7,904,078
			Materials - 0.6%
			Diversified Chemical - 0.4%
	2,903,617	7.50	Ineos Group Holdings Plc, Term B1 Facility (new), 12/16/13	$4,139,248
	3,191,903	8.00	Ineos Group Holdings Plc, Term C1 Facility (new), 12/16/14	4,571,163
	1,622,603	7.50	Ineos U.S. Finance Corp., Term B2 Facility Loan, 12/16/13	1,683,451
	1,623,846	8.00	Ineos U.S. Finance Corp., Term C2 Facility Loan, 12/16/14	1,684,741
				$12,078,603
			Steel - 0.2%
	7,436,032	10.50	Niagara Corp., Term Loan (New), 6/29/14	$7,064,230
			Total Materials	$19,142,833
			Capital Goods - 0.6%
			Aerospace & Defense - 0.4%
	3,214,909	4.04	DAE Aviation Holdings, Tranche B1 Term Loan, 7/31/14	$3,196,826
	493,298	3.31	Hunter Defense Technology, Term Loan, 8/22/14	483,844
	3,911,728	0.00	Hunter Defense Technologies, Inc., Series 1 New Term Loan, 8/22/14	3,833,493
	3,105,056	4.06	Standard Aero, Ltd., Tranche B2 Term Loan, 7/31/14	3,087,590
	519,952	5.50	Tasc, Inc., Tranche A Term Loan, 12/18/14	523,418
	402,187	5.75	Tasc, Inc., Tranche B Term Loan, 12/18/15	406,084
				$11,531,255
			Building Products - 0.0%
	500,000	9.00	Goodman Group Global Group, Inc., Term Loan (Second Lien), 10/30/17	$518,248
	399,000	5.75	Goodman Group Global Group, Inc., Initial Term Loan (First Lien), 10/29/16	403,145
				$921,393
			Electrical Component & Equipment - 0.0%
	893,250	5.51	Scotsman Industries, Inc., Term Loan, 4/30/16	$900,508
			Industrial Conglomerates - 0.0%
	1,479,932	6.25	Tomkins Plc, Term Loan, 9/7/16	$1,504,902
			Industrial Machinery - 0.1%
	1,443,000	6.75	SIG Holding AG, European Term Loan, 11/5/15	$1,998,203
			Total Capital Goods	$16,856,261
			Commercial Services & Supplies - 0.3%
			Environmental & Facilities Services - 0.2%
	455,400	0.00	Advanced Disposal Services, Inc., Term B Loan, 1/14/15	$459,954
	7,095,000	7.25	Brickman Holdings, Ltd., Tranche B Term Loan, 9/21/16	7,254,638
				$7,714,592
			Research & Consulting Services - 0.1%
	2,606,889	7.75	Wyle Services Corp., 2010 Incremental Term Loan, 3/25/16	$2,628,070
			Total Commercial Services & Supplies	$10,342,662
			Transportation - 0.1%
			Air Freight & Couriers - 0.0%
	779,050	5.26	Ceva Group Plc, U.S. Term Loan, 11/4/13	$757,626
	508,620	5.26	Ceva Group Plc, Additional Pre Funded Term Loan, 11/4/13	496,327
	794,899	5.30	Ceva Group Plc, EGL Term Loan, 11/4/13	775,686
				$2,029,639
			Total Transportation	$2,029,639
			Automobiles & Components - 0.2%
			Auto Parts & Equipment - 0.1%
	2,066,329	3.02	Allison Transmission, Inc., Term Loan, 8/7/14	$2,065,222
	284,959	2.20	Federal Mogul Corp., Tranche C Term Loan, 12/28/15	277,538
	558,519	2.20	Federal Mogul Corp., Tranche B Term Loan, 12/29/14	543,974
	1,715,139	10.50	HHI Holdings LLC, Term Loan, 3/11/15	1,745,154
				$4,631,888
			Total Automobiles & Components	$4,631,888
			Consumer Durables & Apparel - 0.3%
			Apparel, Accessories & Luxury Goods - 0.0%
	498,857	4.75	Phillips-Van Heusen Corp., U.S. Tranche B Term Loan, 3/15/16	$503,846
			Housewares & Specialties - 0.2%
	7,550,000	6.50	Reynolds Group Holdings, Ltd., Incremental Tranche D Term Loan, 3/16/16	$7,600,313
			Total Consumer Durables & Apparel	$8,104,159
			Consumer Services - 0.2%
			Education Services - 0.0%
	783,923	2.55	Cengage Learning Acquisitions, Inc., Term Loan, 2.75%, 7/4/14	$772,489
			Restaurants - 0.0%
	2,160,000	6.25	Burger King Holdings, Inc., Tranche B Term Loan, 9/7/16	$2,196,957
			Specialized Consumer Services - 0.1%
	3,500,000	7.00	Targus Information Corp., Initial Term Loan, 12/8/16	$3,535,000
			Total Consumer Services	$6,504,446
			Media - 0.4%
			Broadcasting - 0.0%
	1,000,000	2.76	CCO Holdings LLC, Incremental Term Loan (Third Lien), 9/6/14	$982,500
			Cable & Satellite - 0.2%
	1,200,133	3.56	Charter Communications, Inc., Term C Loan, 9/6/16	$1,205,169
	72,006	2.26	Charter Communications, Inc., Term B-1 Loan, 3/6/14	72,101
	5,303,126	6.76	WideOpenWest LLC, Series A Term Loan (New), 6/18/14	5,276,611
				$6,553,881
			Publishing - 0.1%
	3,989,950	6.75	Interactive Data Corp., Term Loan, 1/29/17	$4,053,109
			Total Media	$11,589,490
			Food, Beverage & Tobacco - 1.0%
			Packaged Foods & Meats - 1.0%
	12,420,000	0.00	Del Monte Foods Co., Bridge Loan, 12/26/11	$12,420,000
	2,800,000	11.25	Pierre Foods, Inc., Term Loan (Second Lien), 7/29/17	2,877,000
	13,466,250	7.00	Pierre Foods, Inc., Term Loan (First Lien), 7/29/16	13,626,162
				$28,923,162
			Total Food, Beverage & Tobacco	$28,923,162
			Household & Personal Products - 0.1%
			Household Products - 0.0%
	1,185,000	6.25	Reynolds Group Holdings, Ltd., Incremental U.S. Term Loan, 5/16/16	$1,195,039
			Personal Products - 0.0%
	1,518,525	6.00	Revlon Consumer Products Corp., Term Loan, 3/11/15	$1,532,761
			Total Household & Personal Products	$2,727,800
			Health Care Equipment & Services - 1.2%
			Health Care Facilities - 0.1%
	2,977,500	6.50	Ardent Health Services LLC, Term Loan, 9/15/15	$3,001,071
			Health Care Services - 0.8%
	10,533,750	6.75	Gentiva Health Services, Inc., Term B Borrowing Loan, 8/17/16	$10,718,091
	1,542,250	6.50	inVentiv Health, Inc., Term B Loan, 5/7/16	1,565,384
	3,344,380	8.50	Avita, Inc., NAMM Term Loan, 4/1/14	3,369,463
	4,962,500	7.25	Prime Healthcare Services, Inc., Term B Loan, 4/28/15	4,888,063
	745,300	6.00	RehabCare Group, Inc., Term B Loan, 11/1/15	753,995
	3,856,667	8.00	Sun HealthCare Group, Term Loan, 10/18/16	3,892,823
				$25,187,819
			Health Care Supplies - 0.2%
	4,710,000	4.51	IM U.S. Holding LLC, Term Loan, 6/26/15	$4,698,225
			Managed Health Care - 0.1%
	3,344,380	8.50	Avita, Inc., MMM Term Loan, 4/14/15	$3,369,463
			Total Health Care Equipment & Services	$36,256,578
			Pharmaceuticals & Biotechnology - 0.9%
			Biotechnology - 0.9%
	14,850,000	0.00	Axcan Intermediate Holdings, Inc., Term Loan, 1/11/12	$14,850,000
	1,500,000	0.00	Grifols SA, Foreign Tranche B Term Loan, 1/4/16	2,089,972
	575,000	0.00	Grifols, Inc., U.S. Tranche B Term Loan, 6/4/16	584,763
	164,946	6.50	Harvard Drug Group, Delayed Draw Term Loan, 4/8/16	160,823
	1,199,611	6.50	Harvard Drug Group, Term Loan, 4/8/16	1,169,620
	2,351,851	6.00	Warner Chilcott LLC., Term A Loan, 10/30/14	2,360,671
	1,938,045	6.25	Warner Chilcott LLC., Term B-2 Loan, 4/30/15	1,955,911
	1,210,014	6.25	Warner Chilcott Corp., Additional Term Loan, 4/30/15	1,221,190
	1,163,864	6.25	Warner Chilcott Corp., Term B-1 Loan, 4/30/15	1,174,593
	1,420,451	6.50	Warner Chilcott LLC, Term B-3 Loan, 2/22/16	1,439,534
				$27,007,077
			Total Pharmaceuticals & Biotechnology	$27,007,077
			Diversified Financials - 0.1%
			Specialized Finance - 0.1%
	3,372,805	3.26	Ace Cash Express, Term Loan, 10/5/13	$3,288,485
	965,909	7.50	NCO Financial Systems, Term B Advance, 5/15/13	957,216
				$4,245,701
			Total Diversified Financials	$4,245,701
			Insurance - 1.0%
			Insurance Brokers - 0.6%
	2,821,380	3.30	Alliant Holdings I, Inc., Term Loan, 8/21/14	$2,750,846
	3,450,000	6.75	Alliant Holdings I, Inc., Tranche D Incremental Term Loan, 8/21/14	3,475,875
	747,247	2.80	HUB International Holdings, Inc., Delayed Draw Term Loan, 6/13/14	744,750
	5,579,487	6.75	HUB International Holdings, Inc., Additional Term Loan, 6/13/14	5,617,148
	3,324,296	2.80	HUB International Holdings, Inc., Initial Term Loan, 6/13/14	3,313,188
	590,816	2.76	USI Holdings Corp., Tranche B Term Loan, 5/5/14	580,108
	2,853,875	7.00	USI Holdings Corp., Series C Term Loan (New), 5/5/14	2,850,308
				$19,332,223
			Multi-Line Insurance - 0.3%
	4,409,766	2.80	AmWins Group, Inc., Initial Term Loan, 6/8/13	$4,335,351
	6,750,000	5.81	AmWins Group, Inc., Initial Term Loan (Second Lien), 6/8/13	5,917,499
				$10,252,850
			Total Insurance	$29,585,073
			Real Estate - 0.0%
			Real Estate Development - 0.0%
	1,290,250	7.50	Ozburn-Hessey Logistics Holding Co., Term Loan (First Lien), 4/7/16	$1,314,442
			Total Real Estate	$1,314,442
			Software & Services - 0.3%
			Application Software - 0.1%
	3,500,000	9.75	Vertafore, Inc., Term Loan (Second Lien), 10/18/17	$3,557,969
			Internet Software & Services - 0.0%
	1,091,420	6.75	SAVVIS, Inc., Term Loan, 8/4/16	$1,610,085
			Systems Software - 0.1%
	721,700	5.25	Dealer Computer Services, Inc., Term Loan, 4/21/17	$729,030
	2,731,275	6.75	Telcordia Technologies, Inc., Term Loan, 4/9/16	2,756,881
				$3,485,911
			Total Software & Services	$8,653,965
			Technology Hardware & Equipment - 0.2%
			Electronic Equipment & Instruments - 0.2%
	5,219,910	4.51	Scitor Corp., Term Loan, 9/26/14	$5,210,123
			Total Technology Hardware & Equipment	$5,210,123
			Telecommunication Services - 0.3%
			Integrated Telecommunication Services - 0.3%
	728,081	3.26	Telesat Canada, Inc., U.S. Term II Loan, 10/31/14	$729,067
	8,476,605	3.26	Telesat Canada, Inc., U.S. Term I Loan, 10/31/14	8,488,087
				$9,217,154
			Total Telecommunication Services	$9,217,154
			Utilities - 0.3%
			Electric Utilities - 0.2%
	1,476,313	3.76	Texas Competitive Electric Holdings, Inc., Delayed Draw Term Loan, 10/10/14	$1,221,525
	7,682,800	3.79	Texas Competitive Electric Holdings, Inc., Initial Tranche B-2 Term Loan, 10/10/14	6,367,720
				$7,589,245
			Total Utilities	$7,589,245
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $248,450,544)	$247,835,776

			TEMPORARY CASH INVESTMENTS - 4.2%
			Repurchase Agreements - 0.2%
	2,310,000		BNP Paribas SA, 0.22%, dated 1/31/11, repurchase price of $2,310,000
			plus accrued interest on 2/1/11 collateralized by
			$1,286,467 Federal National Mortgage Association (ARM), 1.261%-6.50%, 9/1/13-11/20/40
			$562,050 Federal Home Loan Mortgage Corp., 1.261%-6.50%, 9/1/13-11/20/40
			$32,319 Government National Mortgage Association (ARM), 2.625%-4.0%, 9/1/26-11/20/40
			$388,716 Federal National Mortgage Association, 1.261%-6.50%, 9/1/13-11/20/40
			$95,877 Freddie Mac Giant, 4.5%-11.0%, 2/15/25-11/20/40	$2,310,000

	2,310,000		Deutsche Bank AG, 0.22%, dated 1/31/11, repurchase price of $2,310,000
			plus accrued interest on 2/1/11 collateralized by $2,356,200 Federal National
			Mortgage Association, 7.0%, 8/1/38	2,310,000

	2,310,000		Societe Generale SA, 0.20%, dated 1/31/11, repurchase price of $2,310,000
			plus accrued interest on 2/1/11 collateralized by
			$2,356,201 U.S. Treasury Bond, 0.5%, 10/15/13	2,310,000
			Total Repurchase Agreements	$6,930,000

			Securities Lending Collateral - 4.0% ( c)
			Certificates of Deposit:
	3,779,039		Bank of Nova Scotia, 0.35%, 9/29/11	$3,779,039
	2,645,327		BBVA Group NY, 0.86%, 7/26/11	2,645,327
	1,889,520		BNP Paribas Bank NY, 0.29%, 2/8/11	1,889,520
	3,779,039		Canadian Imperial Bank of Commerce NY, 0.27%, 4/27/11	3,779,039
	3,779,039		DnB NOR Bank ASA NY, 0.25%, 3/7/11	3,779,039
	1,889,414		National Australia Bank NY, 0.32%, 10/19/11	1,889,414
	3,779,039		Nordea NY, 0.3%, 4/13/11	3,779,039
	3,779,039		RoboBank Netherland NV NY, 0.31%, 8/8/11	3,779,039
	3,779,039		Royal Bank of Canada NY, 0.42%, 12/2/11	3,779,039
	1,889,520		SocGen NY, 0.30%, 2/10/11	1,889,520
	3,779,039		Westpac Banking Corp. NY, 0.42%, 12/6/11	3,779,039
				$34,767,054
			Commercial Paper:
	1,511,616		American Honda Finance, 0.35%, 1/11/12	$1,511,616
	1,516,143		American Honda Finance, 1.05%, 6/20/11	1,516,143
	1,387,466		Australia & New Zealand Banking Group, 0.89%, 8/4/11	1,387,466
	3,847,248		Caterpillar Financial Services Corp., 1.05%, 6/24/11	3,847,248
	1,133,654		CHARFD, 0.26%, 2/8/11	1,133,654
	1,889,505		FAIRPP, 0.27%, 2/2/11	1,889,505
	1,940,571		FAIRPP, 0.27%, 3/7/11	1,940,571
	3,779,291		Federal Home Loan Bank, 0.35%, 6/1/11	3,779,291
	1,889,997		General Electric Capital Corp., 0.39%, 4/28/11	1,889,997
	377,784		General Electric Capital Corp., 0.38%, 6/6/11	377,784
	3,777,962		OLDLLC, 0.27%, 3/11/11	3,777,962
	2,267,202		Parfin, 0.27%, 2/14/11	2,267,202
	3,778,794		SEB, 0.39%, 2/7/11	3,778,794
	1,888,140		SOCNAM, 0.37%, 4/14/11	1,888,140
	2,267,159		STDFIN, 0.6%, 2/8/11	2,267,159
	3,779,013		STRAIT, 0.25%, 2/2/11	3,779,013
	1,889,505		TBLLC, 0.27%, 2/2/11	1,889,505
	3,779,039		Toyota Motor Credit Corp., 0.42%, 9/8/11	3,779,039
	1,511,474		VARFUN, 0.26%, 2/14/11	1,511,474
	2,266,097		VARFUN, 0.27%, 4/20/11	2,266,097
	2,267,448		Wachovia, 0.40%, 3/22/11	2,267,448
	1,512,488		Wachovia, 0.43%, 10/15/11	1,512,488
				$50,257,596
			Tri-party Repurchase Agreements:
	1,112,927		Barclays Capital Plc, 0.21%, 2/1/11	$1,112,927
	1,889,520		Deutsche Bank Securities, Inc., 0.21%, 2/1/11	1,889,520
	7,558,078		HSBC Bank USA NA, 0.21%, 2/1/11	7,558,078
	11,337,118		RBS Securities, Inc., 0.22%, 2/1/11	11,337,118
				$21,897,643
	Shares		Money Market Mutual Funds:
	5,668,561		Dreyfus Preferred Money Market Fund	$5,668,561
	5,668,561		Fidelity Prime Money Market Fund	5,668,561
				$11,337,122
			Total Securities Lending Collateral	$118,259,415
			TOTAL TEMPORARY CASH INVESTMENTS
			(Cost $125,189,415)	$125,189,415

			TOTAL INVESTMENT IN SECURITIES - 102.9%
			(Cost $2,980,429,369) (a)	$3,082,655,920

			OTHER ASSETS AND LIABILITIES - (2.9)%	$(86,472,619)

			TOTAL NET ASSETS - 100.0%	$2,996,183,301

	*		Non-Income producing security.

	(PIK)		Represents a pay in kind security.

	**		Senior floating rate loan interests in which the Portfolio
			invests generally pay interest rates that are periodically
			redetermined by reference to a base lending rate plus a
			premium. These base lending rates are generally (i) the
			lending rate offered by one or more major European
			banks, such as LIBOR (London InterBank Offered
			Rate), (ii) the prime rate offered by one or more major
			United States banks, (iii) the certificate of deposit
			or (iv) other base lending rates used by commercial
			lenders. The rate shown is the coupon rate at period end.

	(144A)		Security is exempt from registration under Rule (144A)
			of the Securities Act of 1933. Such securities may be
			resold normally to qualified institutional buyers in a
			transaction exempt from registration. At January 31, 2011,
			the value of these securities amounted to $683,142,215
			or 22.8% of total net assets.

	(a)		At January 31, 2011, the net unrealized gain on investments
			based on cost for federal Income tax purposes of $2,980,429,369
			was as follows:

			Aggregate gross unrealized gain for all investments
			in which there is an excess of value over tax cost	$227,015,640

			Aggregate gross unrealized loss for all investments
			in which there is an excess of tax cost over value	(124,789,089)

			Net unrealized gain	$102,226,551

	(b)		At January 31, 2011, the following securities were out on loan:

	Principal
	Amount ($)		Security	Value
	100,000		Banco Macro SA, 9.75%, 12/18/36	$104,000
	5,618,000		Blue Acquisition, 9.875%, 10/15/18 **	6,278,160
	1,950,000		Bumi Capital Pte, Ltd., 12.0%, 11/10/16	2,336,750
	3,597,000		BWAY Holding Co., 10.0%, 6/15/18 (144A)	4,019,648
	9,323,000		C&S Group Enterprise LLC, 8.375%, 5/1/17 (144A)	9,682,060
	7,468,000		Cemex Finance LLC, 9.5%, 12/14/16 (144A)	8,078,860
	650,000		Ceva Group Plc, 11.625%, 10/1/16	757,250
	2,000,000		Digicel Group, Ltd., 10.5%, 4/15/18	2,340,000
	2,000,000		DynCorp International, 10.375%, 7/1/17	2,140,000
	2,900,000		Evraz Group SA, 9.5%, 4/24/18 (144A)	3,436,500
	3,560,000		First Data Corp., 8.25%, 1/15/21	3,542,200
	4,021,000		First Data Corp., 8.875%, 8/15/20 (144A)	4,516,760
	1,530,000		Gol Finance, 9.25%, 7/20/20 (144A)	1,683,000
	1,268,000		Goodyear Tire & Rubber Co., 10.5%, 5/15/16	1,493,070
	3,600,000		Grupo Papelero Scribe SA, 8.875%, 4/7/20 (144A)	3,771,000
	5,600,000		Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)	8,111,600
	380,000		International Coal Group, 9.125%, 4/1/18	435,100
	500,000		IRSA Inversiones y Representacion, 8.5%, 2/2/17 (144A)	522,500
	307,000		Lear Corp., 8.125%, 3/15/20	354,585
	4,300,000		MTS International, 8.625%, 6/22/20	5,020,625
	2,232,000		Nova Chemicals Corp., 8.625%, 11/1/19	2,561,220
	1,450,000		Paetec Holdings, 8.875%, 6/30/17 (144A)	1,605,875
	2,252,000		Paetec Holdings, 9.5%, 7/15/15	2,420,900
	1,169,000		Rearden G Holdings EINS GmbH, 7.875%, 3/30/20	1,290,840
	845,000		SandRidge Energy, Inc., 8.75%, 1/15/20	919,438
	4,933,000		SandRidge Energy, Inc., 8.0% 6/1/18	5,256,560
	299,000		SandRidge Energy, Inc., 8.625, 4/1/15	322,920
	710,000		Sonic Automotive, Inc., 9.0%, 3/15/18	791,650
	604,000		SunPower Corp., 1.25%, 2/15/27	599,470
	997,000		Texas Competitive Electric Holdings, 15.0%, 4/1/21	912,255
	9,102,000		Tower Automotive Holdings USA, 10.625%, 9/1/17	10,467,300
	604,000		CIA Transporte Energia, 8.875%, 12/15/16 (144A)	620,870
	4,100,000		Vanguard Health Holding Co II LLC, 7.75%, 2/1/19	4,387,000
	7,349,000		Yankee Acquisition Corp., 9.75%, 2/15/17	8,230,008
	Shares
	132,700		Vale SA (A.D.R.)	4,113,700
			Total	$113,123,674

	(c)		Securities lending collateral is managed by Credit
			Suisse AG, New York Branch.

	**		Indicates pending sale at period end.

	(d)		Debt obligation with a variable interest rate.
			Rate shown is rate at period end.

	(e)		Security is in default and is non-Income producing.

	NOTE:		Principal amounts are denominated in U.S. Dollars
			unless otherwise denoted:

		NOK	Norwegian Krone
		EURO	Euro
		BRL	Brazilian Real
		COP	Columbian Peso

			Various inputs are used in determining the value of the Fund’s
			investments. These inputs are summarized in the three broad
			levels listed below.
			Highest priority is given to Level 1 inputs and lowest priority
			is given to Level 3.
			Level 1 – quoted prices in active markets for identical securities
			Level 2 – other significant observable inputs (Including quoted
			prices for similar securities, interest rates, prepayment speeds,
			credit risk, etc.)
			Level 3 – significant unobservable inputs (Including the Fund’s
			own assumptions in determining fair value of investments)

			The following is a summary of the inputs used as of January
			31, 2011, in valuing the Fund’s assets:
	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$0	$156,213,264	$0	$156,213,264
Preferred Stocks	-	-	0	$0
Common Stocks	22,956,549	247,453	1,328,534	$24,532,536
Rights/Warrants	1,036,265	-	-	$1,036,265
Asset Backed Securities	-	104,314,212	-	$104,314,212
Collateralized Mortgage Obligations	-	55,994,004	-	$55,994,004
Corporate Bonds	-	2,204,979,691	-	$2,204,979,691
U.S. Government Agency Obligations	-	2,022,158	-	$2,022,158
Foreign Government Bonds	-	45,136,813	-	$45,136,813
Supernational bonds	-	14,953,816	-	$14,953,816
Municipal Bonds	-	99,987,290	460,680	$100,447,970
Senior Floating Rate Loan Interests	-	247,835,776	-	$247,835,776
Temporary Cash Investments	-	113,852,293	-	$113,852,293
Money Market Mutual Funds	11,337,122	-	-	$11,337,122
Total	$35,329,936	$3,045,536,770	$1,789,214	$3,082,655,920

Other Financial Instruments*	$0	$(116,575)	$0	$(116,575)

*Other financial instruments include foreign exchange contracts

Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

			Senior Floating
	Common	Municipal	Rate Loan	Corporate
	Stocks	Bonds	Interests	Bonds
Balance as of 10/31/10	$1,328,534	$460,680	$7,564,567	$8,552,195
Realized gain (loss)	-	-	-	-
Change in unrealized appreciation (depreciation)	-	-	-	-
Net purchases (sales)	-	-	-	-
Transfers in and out of Level 3	-	-	(7,564,567)	(8,552,195)
Balance as of 1/31/11	$1,328,534	$460,680	$0	$0

				Pioneer Global Aggregate Bond Fund
				Schedule Of Investments 1/31/2011
	Principal	Floating	S&P/Moody's
	Amount	Rate (b)	Ratings
		(unaudited)	(unaudited)

				Convertible Corporate Bonds - 0.6%
				Energy - 0.2%
				Coal & Consumable Fuels - 0.2%
	20,000		BB- / NR	Massey Energy Co., 3.25%, 8/1/15	$22,250
				Total Energy	$22,250
				Banks - 0.1%
				Regional Banks - 0.1%
	20,000		A / WR	National City Corp., 4.0%, 2/1/11	$20,000
				Total Banks	$20,000
				Semiconductors - 0.3%
				Semiconductors - 0.3%
	35,000		A- / NR	Intel Corp., 2.95%, 12/15/35	$35,744
				Total Semiconductors	$35,744
				Total Convertible Corporate Bonds
				(Cost $69,048)	$77,994
				Preferred Stocks - 0.2%
				Diversified Financials - 0.2%
				Diversified Finance Services - 0.2%
	1,000			Citigroup Capital XIII, 7.875%, 10/30/40	$26,730
				Total Diversified Financials	$26,730
				Total Preferred Stocks
				(Cost $27,050)	$26,730
				Asset Backed Securities - 3.4%
				Materials - 0.6%
				Steel - 0.6%
	50,000	0.00	AAA / Aa2	First NLC Trust, 0.74719%, 9/25/35	$47,083
	34,646	0.00	AA+ / Aa3	Nomura Home Equity Loan, Inc., Floating Rate Note, 5/25/35	33,765
					$80,848
				Total Materials	$80,848
				Banks - 1.5%
				Diversified Banks - 0.1%
	21,315	0.00	AAA / Aa1	Wells Fargo Home Equity, Floating Rate Note, 4/25/37	$20,749
				Thrifts & Mortgage Finance - 1.3%
	8,100	0.00	BBB / Baa3	Citigroup Mortgage Loan, 0.34606%, 1/25/37	$7,850
	1,335	0.00	AAA / Aa3	Citigroup Mortgage Loan Trust, Floating Rate Note, 10/25/36	1,333
	25,000	0.74	AA+ / A3	Countrywide Asset Backed Certificates, Floating Rate Note, 11/25/35	23,331
	26,600	0.00	AAA / Baa2	Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36	24,592
	34,010	5.07	AAA / Ba2	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	32,505
	15,243	0.00	AAA / A2	CRMSI 2006-2 A3, Floating Rate Note, 9/25/36	15,321
	273	0.00	AAA / Aa2	GSAMP Trust, Floating Rate Note, 11/25/35	273
	8,812	0.00	A / A2	GSAMP Trust, Floating Rate Note, 3/25/35	8,467
	10,260	0.00	AAA / Aa1	GSAMP Trust, Floating Rate Note, 9/25/35	10,024
	1,716	0.00	AAA / Aaa	Morgan Stanley ABS Capital I, Floating Rate Note, 10/25/36	1,714
	4,792	0.00	B / Ba3	Morgan Stanley ABS Capital I, Floating Rate Note, 12/25/36	4,558
	337	0.00	A- / Caa2	Morgan Stanley Ixis Real Estate, Floating Rate Note, 11/25/36	335
	25,132	0.00	AAA / Aa3	Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35	23,946
	20,000	0.67	AA+ / A3	RASC 2005-KS7 M1, Floating Rate Note, 8/25/35	18,870
					$173,119
				Total Banks	$193,868
				Diversified Financials - 0.8%
				Diversified Finance Services - 0.5%
	14,588	0.00	AA / NR	DT Auto Owner Trust, 5.92%, 10/15/15	$14,637
	50,000	0.00	AA- / A3	Long Beach Mortgage Loan Trust, Floating Rate Note, 4/25/35	46,064
					$60,701
				Specialized Finance - 0.3%
	36,236	0.00	NR / Baa1	Irwin Home Equity Corp., Floating Rate Note, 6/25/35	$35,035
	9,559	0.00	AAA / Aaa	New Century Home Equity Loan, Floating Rate Note, 3/25/35	8,617
					$43,652
				Total Diversified Financials	$104,353
				Real Estate - 0.2%
				Mortgage Reeal Estate Investment Trust - 0.2%
	25,000	0.00	NR / NR	FREMF Mortgage Trust, 5.163344%, 9/25/45	$23,428
				Total Real Estate	$23,428
				Government - 0.4%
				Government - 0.3%
	50,000	0.00	AAA / Aaa	FHR 3211 PB, 5.5%, 2/15/33	$53,131
				Total Government	$53,131
				Total Asset Backed Securities
				(Cost $441,389)	$455,628
				Collateralized Mortgage Obligations - 11.9%
				Materials - 0.4%
				Forest Products - 0.4%
	50,000	0.00	AAA / Aa1	TSTAR 2006-1A A, 5.668%, 10/15/36	$53,796
				Total Materials	$53,796
				Banks - 8.2%
				Thrifts & Mortgage Finance - 8.2%
	30,299	0.00	NR / Aaa	Banc of America Alternative Loan, 5.0%, 7/25/19	$30,821
	23,404	0.00	NR / Aaa	Banc of America Alternative Loan, 6.0%, 3/25/34	23,989
	32,571	0.00	NR / Aaa	Banc of America Alternative Loan, Floating Rate Note, 12/25/33	30,305
	11,003	0.00	AAA / Aaa	Banc of America Alternative Loan Trust, 5.75%, 4/25/33	11,510
	18,658	0.00	NR / Aaa	Banc of America Alternative Loan Trust, 5.5%, 9/25/33	19,251
	27,181	0.00	AAA / NR	Banc of America Funding Corp., 5.5%, 1/25/36	28,791
	197,854	0.00	AAA / Aa1	Bayview Commercial Asset Trust, 2.65868%, 7/25/37	18,559
	122,369	0.00	AA / Aa1	Bayview Commercial Asset Trust, 2.83149%, 9/25/37	13,069
	22,479	0.00	AAA / Aaa	Citigroup Commercial Mortgage, 4.639%, 5/15/43	22,681
	10,789	0.00	AAA / Aa1	Countrywide Alternative Loan, 4.25%, 4/25/34	10,796
	9,320	0.00	AAA / AAA	Countrywide Alternative Loan, 5.0%, 7/25/18	9,551
	14,194	0.00	AAA / A1	Countrywide Alternative Loan, 5.5%, 1/25/35	14,386
	23,106	0.00	AAA / NR	Countrywide Alternative Loan, 5.5%, 8/25/34	22,759
	18,376	0.00	AAA / Aa1	Countrywide Alternative Loan, 5.5%, 4/25/34	18,613
	28,623	0.00	AAA / NR	Countrywide Alternative Loan Trust, Floating Rate Note, 8/25/18	26,770
	39,690		AAA / Aaa	Countrywide Home Loan Mortgage Pass Through Trust, 4.867257%, 12/25/33	38,340
	1,400,000		BBB / Baa2	Extended Stay America Trust, 1.165%, 1/5/16	30,985
	18,391	0.00	AAA / Aaa	GS Mortgage Securities Corp. II, 7.12%, 11/18/29	19,650
	26,258	0.00	AAA / Aa3	JP Morgan Mortgage Trust, 6.0%, 8/25/34	24,476
	15,000	0.00	AAA / Aaa	JPMCC 2002-C3 B, 5.146%, 7/12/35	15,552
	9,445	0.00	AAA / Aaa	JPMMT 2004-A1 3A1, Floating Rate Note, 2/25/34	9,634
	34,000		BBB+ / NR	LB-UBS Commercial Mortgage, 5.616%, 10/15/35	33,086
	23,761	0.00	AAA / Aa1	Lehman Brothers Small Balance Commercial, 5.41%, 12/25/36	23,304
	27,503	0.00	AAA / NR	MASTR Alternative Loans Trust, 5.5%, 2/25/35	28,058
	23,722	0.00	AAA / NR	MASTR Alternative Loans Trust, 4.5%, 1/25/15	23,711
	15,652	0.00	AA / NR	MASTR Alternative Loans Trust, 5.5%, 10/25/19	15,875
	35,335	0.00	AAA / AAA	MASTR Alternative Loans Trust, 6.0%, 7/25/34	36,229
	18,110	0.00	BBB / NR	MASTR Seasoned Securities Trust, Floating Rate Note, 9/25/32	19,033
	7,890	0.00	AAA / Aaa	Merrill Lynch Mortgage Trust, 4.556%, 6/12/43	7,994
	29,154	0.00	AAA / A1	MLCC Mortgage Investors, Inc., 0.48344%, 3/25/30	26,426
	17,018	0.00	AAA / Aaa	MLCC Mortgage Investors, Inc., Floating Rate Note, 4/25/29	16,198
	10,805	0.00	BBB / Baa1	RAAC Series, 6.0%, 1/25/32	10,872
	93,554	0.00	AAA / Aaa	Wachovia Bank Commercial, 4.368%, 8/15/41	96,305
	40,577	0.00	AAA / Aaa	Wachovia Bank Commercial Mortgage, 4.957%, 8/15/35	40,793
	6,004,139	0.00	AAA / Aaa	Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 6/15/45	8,761
	6,563	0.00	BB / NR	WaMu Mortgage Pass Trust, 4.82069%, 9/25/35	6,566
	31,720	0.00	AAA / NR	WaMu Mortgage Pass Through Certificates, 2.73272%, 1/25/35	31,471
	18,653	0.00	AAA / Caa1	WAMU Mortgage Pass-Through Certificates, Floating Rate Note, 4/25/45	15,793
	98,983	0.00	NR / Aaa	Wells Fargo Mortgage Backed Securities, 3.349%, 10/15/57	99,510
	20,274	0.00	A / B1	Wells Fargo Mortgage Backed Securities, 5.5%, 10/25/35	20,461
	20,557	0.00	A- / NR	Wells Fargo Mortgage Backed Securities, Floating Rate Note, 4/25/36	20,552
	36,389	0.00	AAA / A1	Wells Fargo Mortgage Backed Securities, 5.0%, 11/25/36	36,635
	14,220	0.00	NR / B2	Wells Fargo Mortgage Backed Securities, 5.0%, 3/25/21	14,288
	0	0.00	AAA / NR	Wells Fargo Mortgage Backed Securities, 5.25%, 8/25/33	0
	25,216	0.00	NR / B1	Wells Fargo Mortgage Backed Securities Trust, 5.75%, 3/25/36	24,787
					$1,097,196
				Total Banks	$1,097,196
				Diversified Financials - 3.1%
				Consumer Finance - 0.1%
	13,080	0.00	AAA / Aaa	GMAC Mortgage Corp., Loan Trust, 5.5%, 11/25/33	$13,729
				Diversified Finance Services - 2.8%
	22,450	0.00	AA- / NR	Banc of America Mortgage Securities, Inc., 5.5%, 11/25/34	$23,534
	7,474	0.00	AAA / NR	Banc of America Mortgage Securities, Inc., 5.75%, 1/25/35	7,792
	22,618	0.00	AAA / Aaa	Banc of America Mortgage Securities, Inc., Floating Rate Note, 6/25/34	21,390
	13,332	0.00	AAA / NR	Banc of America Mortgage Securities, Inc., Floating Rate Note, 9/25/35	12,835
	15,256	0.00	AAA / NR	Banc of America Mortgage Securities, Inc., 5.0%, 8/25/33	15,250
	11,544	0.00	NR / A2	Citicorp Mortgage Securities Inc., 5.5%, 3/25/35	11,917
	9,638	0.00	NR / B1	CMSI 2006-1 3A1, 5.0%, 2/25/36	9,711
	14,062	0.00	AAA / Aaa	Holland Euro-Denominated Mortgage, 1.096%, 8/18/39	19,154
	21,951	0.00	AAA / Baa1	RALI 2004-QS16 1A1, Floating Rate Note, 12/25/34	21,732
	53,644	0.00	NR / Aaa	Residential Accredit, 5.0%, 5/25/19	55,392
	29,980	0.00	AAA / NR	Residential Accredit, 6.0%, 10/25/34	30,049
	23,674	0.00	AAA / Aa2	Residential Accredit, Floating Rate Note, 1/25/34	22,045
	39,545	0.00	AAA / Aa2	Residential Accredit, Floating Rate Note, 1/25/34	40,018
	23,132	0.00	NR / Aaa	Residential Accredit Loans Inc., 5.0%, 8/25/18	23,328
	55,456	0.00	AAA / Aa2	Residential Accredit Loans Inc., Floating Rate Note, 10/25/17	54,617
					$368,764
				Investment Banking & Brokerage - 0.1%
	11,809	0.00	NR / Aaa	Bear Stearns Commercial Mortgage, Floating Rate Note, 4/12/38	$11,806
				Specialized Finance - 0.1%
	18,485	0.00	AAA / NR	CW Capital Cobalt Ltd., 5.174%, 8/15/48	$18,900
				Total Diversified Financials	$413,199
				Real Estate - 0.2%
				Mortgage Real Estate Investment Trust - 0.2%
	21,745	0.00	AA+ / Aa2	Credit Suisse First Boston Mortgage, Floating Rate Note, 12/25/33	$20,849
				Total Real Estate	$20,849
				Total Collateralized Mortgage Obligations
				(Cost $1,570,906)	$1,585,040
				Corporate Bonds - 29.5%
				Energy - 3.1%
				Integrated Oil & Gas - 0.2%
	25,000		BBB+ / Baa1	Marathon Oil Corp., 5.9%, 3/15/18	$28,630
				Oil & Gas Drilling - 0.2%
	25,000		BBB- / Ba1	Pride International, 6.875%, 8/15/20	$27,313
				Oil & Gas Equipment And Services - 0.3%
	25,000		BBB / Baa2	Weatherford International Ltd., 9.625%, 3/1/19	$32,586
				Oil & Gas Exploration & Production - 0.1%
	10,000		BBB / Baa1	Canadian Natural Resources, 5.9%, 2/1/18	$11,378
				Oil & Gas Refining & Marketing - 0.7%
	40,000		A / A2	Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	$44,494
	25,000		BBB / Baa2	Spectra Energy Capital, 6.2%, 4/15/18	27,756
	21,000		BBB / Baa2	Valero Energy Corp., 9.375%, 3/15/19	26,700
					$98,950
				Oil & Gas Storage & Transportation - 1.6%
	25,000		BBB / Baa2	Buckeye Partners LP, 6.05%, 1/15/18	$27,582
	25,000		BBB / Baa2	DCP Midstream, 9.75%, 3/15/19	32,297
	40,000		BB / Ba1	Enterprise Products Operating, 7.0%, 6/1/67	39,750
	10,000		BBB / Baa2	Kinder Morgan Energy, 5.95%, 2/15/18	11,072
	25,000		BBB- / Baa3	Plains All America Pipeline, 6.125%, 1/15/17	27,852
	10,000		A / A3	Questar Pipeline Co., 5.83%, 2/1/18	11,054
	30,000		BBB- / Ba1	Rockies Express Pipeline, LLC, 5.625%, 4/15/20	29,522
	10,000		BBB / Baa2	Spectra Energy Capital LLC, 6.75%, 7/15/18	11,037
	20,000		BB+ / Baa3	Williams Cos Inc/The, 7.75%, 6/15/31	22,373
					$212,539
				Total Energy	$411,396
				Materials - 2.2%
				Aluminum - 0.2%
	25,000		BBB- / Baa3	Alcoa Inc., 6.15%, 8/15/20	$26,593
				Commodity Chemicals - 0.2%
	20,000		B+ / B1	Nova Chemicals Corp., 8.375%, 11/1/16	$21,800
				Construction Materials - 0.2%
	30,000		BBB / Baa2	Holcim Ltd., 6.0%, 12/30/19 (144A)	$31,387
				Diversified Metals & Mining - 0.3%
	35,000		BBB- / Baa3	AngloGold Ashanti Ho 5.375%, 4/15/20	$36,138
				Fertilizers & Agricultural Chemicals - 0.5%
	40,000		BBB / Baa2	Agrium Inc., 6.75%, 1/15/19	$46,539
	25,000		BB+ / B1	CF Industries Holdings, Inc., 6.875%, 5/1/18	27,438
					$73,977
				Paper Products - 0.1%
	15,000		BBB / Ba2	Georgia-Pacific LLC, 5.4%, 11/01/20	$14,809
				Specialty Chemicals - 0.2%
	25,000		BBB / Baa2	Cytec Industries, Inc., 8.95%, 7/1/17	$30,469
				Steel - 0.4%
	30,000		BBB- / Baa3	ArcelorMittal, 6.125%, 6/1/18	$31,915
	25,000		BBB- / Baa3	Commercial Metals Co., 7.35%, 8/15/18	25,684
					$57,599
				Total Materials	$292,772
				Capital Goods - 1.6%
				Aerospace & Defense - 0.2%
	30,000		BB / Ba3	Esterline Technologies Corp., 6.625%, 3/1/17	$30,450
				Building Products - 0.4%
	55,000		BBB / Ba2	Masco Corp., 7.125% 3/15/20	$57,408
				Construction & Farm Machinery & Heavy Trucks - 0.1%
	10,000		BBB+ / Baa2	Cummins, Inc., 6.75%, 2/15/27	$10,196
				Electrical Component & Equipment - 0.2%
	25,000		B+ / Ba2	Belden CDT Inc., 7.0%, 3/15/17	$25,375
				Industrial Conglomerates - 0.1%
	10,000		A- / Baa1	Tyco International Finance SA, 8.5%, 1/15/19	$12,826
				Industrial Machinery - 0.3%
	15,000		BBB+ / Baa1	Ingersoll-Rand Global Holding, 9.5%, 4/15/14	$18,051
	20,000		BBB- / Ba1	Valmont Industries, Inc., 6.625%, 4/20/20	20,687
					$38,738
				Trading Companies & Distributors - 0.3%
	40,000		BBB / Baa1	GATX Financial Corp., 6.0%, 2/15/2018	$42,719
				Total Capital Goods	$217,712
				Commercial Services & Supplies - 0.2%
				Office Services & Supplies - 0.2%
	25,000		BBB+ / A2	Pitney Bowes Inc., 5.6%, 3/15/18	$26,036
				Total Commercial Services & Supplies	$26,036
				Transportation - 0.3%
				Airlines - 0.1%
	15,000		A- / Baa2	Delta Air Lines, Inc., 4.95%, 11/23/19	$15,263
				Railroads - 0.2%
	25,000		BBB+ / A3	Burlington Sante Fe Corp., 5.75%, 3/15/18	$28,193
				Total Transportation	$43,456
				Automobiles & Components - 0.1%
				Automobile Manufacturers - 0.1%
	10,000		BBB+ / Baa2	Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)	$10,455
				Total Automobiles & Components	$10,455
				Consumer Durables & Apparel - 0.2%
				Household Appliances - 0.2%
	25,000		BBB- / Baa3	Whirlpool Corp., 5.5%, 3/1/13	$26,514
				Total Consumer Durables & Apparel	$26,514
				Consumer Services - 0.7%
				Casinos & Gaming - 0.2%
	25,000		BBB / Baa2	International Game Technology, 7.5%, 6/15/19	$28,621
				Education Services - 0.5%
	30,000		AAA / Aaa	Leland Stanford Junior University, 4.75%, 5/1/19	$32,175
	25,000		AAA / Aaa	Yale University, 2.9%, 10/15/14	25,975
					$58,150
				Total Consumer Services	$86,771
				Media - 0.4%
				Broadcasting - 0.0%
	3,402		CCC+ / Caa2	Umbrella Acquisition, Inc., 9.75%, 3/15/15 PIK (144A)	$3,708
				Cable & Satellite - 0.4%
	25,000		BBB+ / Baa1	British Sky Broadcasting, 6.1%, 2/15/18 (144A)	$27,979
	10,000		BBB / Baa2	Time Warner Cable, Inc., 8.25%, 4/1/19	12,405
	5,000		BBB / Baa2	Time Warner Cable, Inc., 8.75, 2/14/19	6,341
					$46,725
				Total Media	$50,433
				Retailing - 0.4%
				Internet Retail - 0.4%
	50,000		BBB- / Ba1	*CA Expedia, Inc., 5.95%, 8/15/20	$50,750
				Total Retailing	$50,750
				Food & Drug Retailing - 0.1%
				Drug Retail - 0.1%
	15,000		BBB+ / Baa2	CVS Pass-Through Trust, 5.773%, 1/10/33	$15,141
				Total Food & Drug Retailing	$15,141
				Food Beverage & Tobacco - 1.1%
				Agricultural Products - 0.4%
	50,000		BBB- / Ba1	Viterra, Inc., 5.95%, 8/01/20	$49,714
				Brewers - 0.2%
	20,000		BBB+ / Baa2	Anheuser-Busch InBev Worldwide Inc., 7.75%, 1/15/19 (144A)	$24,690
				Packaged Foods & Meats - 0.3%
	45,000		BBB- / Baa2	Kraft Foods, Inc., 6.5%, 2/9/40	$48,204
				Tobacco - 0.2%
	25,000		BBB / WR	UST Inc., 5.75%, 3/1/18	$26,705
				Total Food Beverage & Tobacco	$149,313
				Health Care Equipment & Services - 0.1%
				Health Care Facilities - 0.1%
	5,000		BB- / B2	HCA, Inc., 9.125%, 11/15/2014	$5,250
	10,000		BB / Ba3	HCA, Inc., 8.5%, 4/15/19	11,150
					$16,400
				Total Health Care Equipment & Services	$16,400
				Pharmaceuticals & Biotechnology - 0.2%
				Biotechnology - 0.2%
	25,000		BBB+ / Baa3	Biogen Idec, Inc., 6.0%, 3/1/13	$26,898
				Total Pharmaceuticals & Biotechnology	$26,898
				Banks - 5.0%
				Diversified Banks - 3.3%
	80,000	5.18	AA- / Aa3	BNP Paribas, Floating Rate Note, 10/17/16	$106,924
	100,000	5.22	A / Aa3	Intesa Sanpaolo Spa, Floating Rate Note, 2/8/16	136,922
	85,000		AAA / Aaa	Intl Bk Recon & Development, 5.75%, 10/21/19	83,090
	40,000		AAA / Aaa	Rabobank Nederland NV, 0.0%, 3/3/15	17,774
	80,000	3.63	A- / A2	Standard Chartered, Floating Rate Note, 2/3/17	108,511
					$453,221
				Regional Banks - 1.6%
	40,000		BB / Baa3	Capital One Capital VI, 8.875%, 5/15/40	$42,300
	25,000		A+ / Aa3	Mellon Funding Corp., 5.5%, 11/15/18	27,429
	65,000	8.25	BBB / Baa3	PNC Financial Services Group, Floating Rate Note, 5/29/49	69,210
	20,000		AA- / Aa3	Wachovia Bank NA, 6.0%, 11/15/17	22,403
	50,000		A- / Baa3	Wells Fargo & Co., Floating Rate Note, 12/29/49 PERPETUAL	51,595
					$212,937
				Total Banks	$666,158
				Diversified Financials - 4.2%
				Asset Management & Custody Banks - 0.2%
	25,000		A- / A3	Eaton Vance Corp., 6.5%, 10/2/17	$28,340
				Consumer Finance - 0.7%
	30,000		B / B3	American General Finance, 6.9%, 12/15/17	$26,100
	35,000		A+ / A1	American Honda Finance Corp., 6.7%, 10/1/2013 (144A)	39,569
	25,000		A / A2	Caterpillar Financial, 7.05%, 10/1/18	30,430
					$96,099
				Diversified Finance Services - 1.1%
	20,000		BBB / Baa2	Alterra Finance LLC, 6.25%, 9/30/20	$19,960
	65,000		AAA / Aaa	European Investment Bank, 0.0%, 3/2/15	29,375
	15,000		AA+ / Aa2	General Electric Cap Corp., 4.0%, 2/15/12	15,417
	25,000		A+ / Aa3	JP Morgan Chase & Co., 6.0%, 1/15/18	27,768
	50,000		BBB+ / Baa1	JPMorgan Chase & Co., 7.9%, 4/29/49	53,892
					$146,412
				Investment Banking & Brokerage - 1.8%
	110,000	5.79	BBB- / Baa2	Goldman Sachs Capital, Floating Rate Note, 12/29/49	$92,813
	25,000		BBB / Baa2	Jefferies Group, Inc., 6.875%, 4/15/21	26,593
	10,000		A- / A2	Macquarie Group Ltd., 6.0%, 1/14/20	9,993
	50,000		A / A2	Merrill Lynch & Co., 5.45%, 2/5/13	52,966
	10,000		A / A2	Morgan Stanley Co., 5.5%, 1/26/20	9,980
	45,000		A / A2	Morgan Stanley Dean Witter, Floating Rate Note, 4/1/18	48,894
					$241,239
				Specialized Finance - 0.3%
	41,000		BBB / Baa3	Cantor Fitzgerald LP, 7.875%, 10/15/19	$42,042
	10,000		A+ / A1	National Rural Utilities Corp., 5.45%, 2/1/18	11,050
					$53,092
				Total Diversified Financials	$565,182
				Insurance - 2.9%
				Life & Health Insurance - 1.5%
	35,000		BBB / Baa3	Delphi Financial Group, Inc., 7.875%, 1/31/20	$37,549
	25,000		BBB / Ba1	Lincoln National Corp., 6.05%, 4/20/67	23,813
	15,000		A- / Baa2	Lincoln National Corp., 8.75%, 7/1/19	18,832
	35,000		BBB / Baa2	MetLife, Inc., 10.75%, 8/1/39	48,563
	45,000		A- / Baa2	Protective Life Corp., 7.375%, 10/15/19	49,740
	25,000		A / Baa2	Prudential Financial, 5.15%, 1/15/13	26,622
					$205,119
				Multi-Line Insurance - 0.4%
	10,000		BBB / Baa3	Genworth Financial, Inc., 7.2%, 2/15/21	$10,207
	45,000	7.00	BB / Baa3	Liberty Mutual Group, 7.0%, 3/15/37 (144A)	42,671
					$52,878
				Property & Casualty Insurance - 0.7%
	50,000		BBB- / Baa3	The Hanover Insurance Group, Inc., 7.5%, 3/1/20	$52,407
	25,000		BB- / Ba1	The Hanover Insurance Group, Inc., 8.207%, 2/3/27	22,313
	15,000		BB / Ba2	White Mountains Re Group Ltd., 7.506%, 5/29/49	13,836
					$88,556
				Reinsurance - 0.3%
	40,000		BBB+ / BBB+	Platinum Underwriters HD, 7.50%, 6/1/17	$41,672
				Total Insurance	$388,225
				Real Estate - 2.5%
				Diversified Real Estate Activities - 0.3%
	35,000		A- / A2	WEA Finance LLC, 7.125%, 4/15/18	$40,524
				Diversified Real Estate Investment Trusts - 0.6%
	40,000		BBB+ / Baa1	Dexus Finance Pty Ltd., 7.125%, 10/15/14	$44,819
	20,000		BBB / Baa2	Digital Realty Trust LP, 4.5%, 7/15/15	20,436
	10,000		BBB / Baa2	Digital Realty Trust LP, 5.875%, 2/1/20	10,349
					$75,604
				Office Real Estate Investment Trust - 0.2%
	25,000		BBB / Baa2	Mack-Cali Realty LP, 5.125%, 2/15/14	$26,429
				Retail Real Estate Investment Trust - 0.3%
	35,000		BB+ / Baa3	Developers Diversified Realty, 7.5%, 4/1/17	$39,463
				Specialized Real Estate Investment Trusts - 1.1%
	10,000		BBB- / Baa2	Health Care REIT, Inc., 6.2%, 6/1/16	$11,093
	25,000		BBB- / Baa3	Healthcare Realty Trust, Inc., 6.5%, 1/17/17	27,720
	25,000		BBB- / Baa2	Hospitality Properties Trust, 7.875%, 8/15/14	28,017
	45,000		BBB- / Baa3	Senior Housing Properties Trust, 6.75%, 4/15/20	47,746
	35,000		BBB- / Baa3	Ventas Realty LP / V, 6.5%, 6/01/16	36,422
					$150,998
				Total Real Estate	$333,018
				Software & Services - 0.6%
				Internet Software & Services - 0.6%
	45,000		NR / A2	GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)	$46,436
	25,000		B- / B1	Terremark Worldwide, Inc., 12.0%, 6/15/17	31,188
					$77,624
				Total Software & Services	$77,624
				Semiconductor - 0.2%
				Semiconductor Equipment - 0.2%
	25,000		BBB / Baa1	Klac Instruments Corp., 6.9%, 5/1/18	$27,614
				Total Semiconductor	$27,614
				Telecommunication Services - 1.8%
				Alternative Carriers - 0.1%
	10,000		CCC+ / Caa1	Paetec Holdings, 9.5%, 7/15/15	$10,475
				Integrated Telecommunication Services - 1.2%
	40,000		BBB+ / Baa1	Deutsche Telekom AG, 3.75%, 4/22/14	$45,077
	20,000		BBB- / Baa3	Embarq Corp., 7.082%, 6/1/16	22,771
	20,000		A / A2	Qtel International FIN, Ltd., 6.5%, 6/10/14	21,998
	50,000		A- / Baa1	Telefonica Emisiones SAU, 5.496%, 4/1/16	71,375
					$161,221
				Wireless Telecommunication Services - 0.5%
	35,000		B+ / Ba2	Cricket Communications, Inc., 7.75%, 5/15/16	$36,838
	30,000		NR / A2	Crown Castle Towers LLC, 4.883%, 8/15/20	29,331
					$66,169
				Total Telecommunication Services	$237,865
				Utilities - 1.6%
				Electric Utilities - 1.0%
	10,000		BBB+ / A3	CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/14	$11,496
	10,000		A- / Baa1	Commonwealth Edison Co., 6.15%, 9/15/17	11,530
	25,000		BBB / Baa3	Commonwealth Edison Co., 6.95%, 7/15/18	28,033
	25,000		BBB+ / Baa2	NY State Gas and Electric, 6.15%, 12/15/17 (144A)	27,097
	10,000		BBB- / Ba1	PPL Capital Funding, Inc., 6.7%, 3/30/67	9,825
	35,000		BB+ / Baa3	Public Service of New Mexico, 7.95%, 5/15/18	39,614
	10,000		BBB+ / A3	West Penn Power Co., 5.95%, 12/15/17	11,125
					$138,720
				Independent Power Producer & Energy Traders - 0.6%
	44,297		NR / B1	Coso Geothermal Power Holdings, 7.0%, 7/15/26 (144A)	$37,813
	39,387	0.00	BBB- / Baa3	Panoche Energy Center LLC, 6.88%, 7/31/29 (144A)	40,286
					$78,099
				Total Utilities	$216,819
				Total Corporate Bonds
				(Cost $3,744,520)	$3,936,552
				U.S. Government Agency Obligations - 10.9%
	111,560	0.00	AAA / Aaa	Federal Home Loan Mortgage Corp., 6.5%, 1/1/38	124,056
	158,872	0.00	AAA / Aaa	Federal Home Loan Mortgage Corp., 6.5%, 8/1/37	174,749
	246,779	0.00	AAA / Aaa	Federal National Mortgage Association, 6.5%, 4/1/38	274,291
	739,361	0.00	NR / NR	Government National Mortgage Association, Floating Rate Note, 11/16/51	36,893
	50,000		NR / NR	Government National Mortgage Association, 4.5%, 9/20/39	49,942
	50,000		AAA / Aaa	U.S. Treasury Bonds, 3.0%, 9/30/16	52,031
	100,000		AAA / Aaa	U.S. Treasury Bonds, 3.125%, 5/15/19	100,930
	30,000		AAA / Aaa	U.S. Treasury Bonds, 4.25%, 5/15/39	28,523
	10,000		AAA / Aaa	U.S. Treasury Bonds, 4.5%, 5/15/38	9,955
	60,000		AAA / Aaa	U.S. Treasury Bonds, 4.5%, 8/15/39	59,456
	25,000		AAA / Aaa	U.S. Treasury Bonds, 6.25%, 8/15/23	31,141
	75,000		AAA / Aaa	U.S. Treasury Bonds, 8.75%, 8/25/2017	162,021
	56,244		AAA / Aaa	U.S. Treasury Inflation Notes, 1.875%, 7/15/15	61,767
	203,820		AAA / Aaa	U.S. Treasury Inflation Notes, 2.5%, 1/15/29	225,380
	60,000		AAA / Aaa	U.S. Treasury Note, 4.5%, 2/15/36	60,103
					$1,451,238
				Total U.S. Government Agency Obligations
				(Cost $1,442,447)	$1,451,238

				Foreign Government Bonds - 34.0%
EURO	50,000		AAA / Aaa	Austria Government B, 4.15%, 3/15/37	$69,797
EURO	25,000		AA+ / Aa1	Belgium Government B, 5.5%, 3/28/28	38,042
EURO	129,000		AA / Aa1	BONOS Y OBLIG DEL ES, 4.4%, 1/31/15	178,360
EURO	100,000		AAA / Aaa	Bundesrepublik Deutschland, 3.25%, 1/4/20	138,510
EURO	150,000		AAA / Aaa	Bundesrepublik Deutschland, 6.5%, 7/4/27	277,643
EURO	110,000		A+ / Aa2	Buoni Poliennali DE, 4.75%, 2/1/13	156,541
CAD	225,000		AAA / Aaa	Canada Housing Trust, 3.55%, 9/15/13	233,600
CAD	10,000		AAA / Aaa	Canada Housing Trust No. 1, 3.35%, 12/15/20	9,760
CAD	25,000		AAA / Aaa	Canada Housing Trust No. 1, 3.75%, 3/15/20	25,345
DKK	250,000		AAA / Aaa	Denmark Government Bond, 4.5%, 11/15/39	53,887
DKK	170,000		AAA / Aaa	Denmark Government Bond, 4.0%, 11/15/15	33,413
DKK	75,000		AAA / Aaa	Denmark Government Bond, 6.0%, 11/15/11	14,292
EURO	25,000		AAA / Aaa	France Government Bond, 4.0%, 10/25/38	34,299
EURO	150,000		AAA / Aaa	France Government Bond OAT, 3.0%, 10/25/15	209,120
EURO	117,000		AAA / Aaa	Government of France, 3.75% 4/25/21	163,043
EURO	65,000		A- / Baa1	Ireland Government Bond, 4.5%, 4/18/20	64,112
EURO	15,000		A- / Baa1	Ireland Government Bond, 5.0%, 10/18/20	15,052
EURO	10,000		A- / Baa1	Ireland Government Bond, 5.9%, 10/18/19	11,212
EURO	50,000		A+ / Aa2	Italy Buoni Polienna, 3.75%, 8/1/16	68,129
EURO	25,000		A+ / Aa2	Italy Buoni Polienna, 6.5%, 11/1/27	38,829
EURO	75,000		NR / Aa2	Italy Buoni Poliennali Del Tesoro, 2.25%, 11/01/13	100,286
JPY	20,000,000		AA- / Aa2	Japan Government 10-Yr, 1.7%, 9/20/16	258,863
JPY	17,000,000		AA / Aa3	Japan Government 20-Yr, 1.5%, 3/20/19	216,154
JPY	2,500,000		AA- / Aa2	Japan Government 30-Yr, 2.3%, 12/20/36	31,636
JPY	37,000,000		AA- / Aa2	Japan Government 5-Yr, 1.2%, 3/20/12	456,363
MXN	2,500		A / Baa1	Mexican Bonos, 9.5%, 12/18/14	22,690
EURO	100,000		NR / Aaa	Netherlands Government, 4.25%, 7/15/13	145,502
EURO	91,000		NR / Aaa	Netherlands Government, 5.5%, 1/15/28	152,473
NOK	150,000		AAA / Aaa	Norway Government Bonds, 4.25%, 5/19/17	27,107
NOK	275,000		AAA / Aaa	Norway Government Bonds, 5.0%, 5/15/15	51,114
EURO	50,000		A- / A1	Portugal Obrigacoes do Tesouro, 3.85%, 4/15/21	51,903
EURO	50,000		AAA / Aaa	Republic of Austria, 4.35%, 3/15/19	73,104
EURO	110,000		AAA / Aaa	Republic of Austria, 7.0%, 7/15/14	160,932
EURO	100,000		AA / Aa1	Spain Government Bonds, 4.1%, 7/30/18	129,297
SEK	200,000		AAA / Aaa	Sweden Government Bonds, 3.75%, 8/12/17	31,951
SEK	500,000		AAA / Aaa	Sweden Government Bonds, 3.5%, 3/30/39	73,277
SEK	1,000,000		AAA / NR	Sweden Government Bonds, 4.25%, 3/12/19	165,535
SEK	150,000		AAA / Aaa	Sweden Government Bonds, 4.5%, 8/12/15	24,702
GBP	75,000		AAA / Aaa	United Kingdom Gilt, 2.25%, 3/7/14	121,765
GBP	50,000		AAA / Aaa	United Kingdom Gilt, 4.25%, 9/7/39	77,602
GBP	92,000		AAA / Aaa	United Kingdom Treasury, 4.25%, 12/7/27	146,873
GBP	50,000		AAA / Aaa	United Kingdom Treasury, 4.75%, 3/7/20	86,866
GBP	25,000		AAA / Aaa	United Kingdom Treasury, 4.75%, 9/7/15	44,039
GBP	30,000		AAA / Aaa	United Kingdom Treasury, 5.0%, 9/7/14	52,961
					$ 4,535,981
				Total Foreign Government Bonds
				(Cost $4,241,958)	$ 4,535,981

				Municipal Bonds - 3.0%
				Municipal Development - 0.4%
	50,000		AA- / Aa3	California Statewide Communities Development Author, 6.0%, 8/15/42	$49,302
				Municipal Higher Education - 2.3%
	50,000		AA+ / Aa2	California State University Revenue, 5.0%, 11/1/39	$45,867
	25,000		AAA / Aaa	Connecticut State Health & Educational, 5%, 7/1/42	25,211
	10,000		AAA / Aaa	Massachusetts Health & Educational Facilities, 5.5%, 7/1/36	10,521
	70,000		AAA / Aaa	Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36	74,033
	20,000		AAA / Aaa	Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36	21,834
	25,000		AAA / Aaa	Massachusetts Health & Educational Facilities Authority, 5.50%, 7/01/32	28,007
	30,000		AAA / Aaa	Missouri State Health & Educational Facilities, 5.0%, 11/15/39	30,167
	50,000		AAA / Aaa	New York State Dormitory Authority, 5.0%, 7/1/38	50,461
	20,000		AAA / Aaa	Texas A&M University, 5.0%, 7/01/30	20,308
					$306,409
				Municipal Water - 0.3%
	25,000		AAA / Aa1	City of Charleston, SC 5.0%, 1/1/41	$25,252
	20,000		AAA / Aa2	Hampton Roads Sanitation District, 5.0%, 4/1/38	20,022
					$45,274
				Total Municipal Bonds
				(Cost $398,345)	$400,985
				TOTAL INVESTMENT IN SECURITIES - 93.5%
				(Cost $11,935,663) (a)	$12,470,148
				OTHER ASSETS AND LIABILITIES - 6.5%	$872,765
				TOTAL NET ASSETS - 100.0%	$13,342,913

	*			Non-income producing security.

	WR			Withdrawn Rating.

	NR			Not rated by either S&P or Moody's.

	PIK			Represents a pay in kind security.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2011, the value of these securities amounted to $376,585 or 2.8% of total net assets.

	(a)			At January 31, 2011, the net unrealized gain on investments based on
				cost for federal income tax purposes of $11,935,663 was as follows:

				Aggregate gross unrealized gain for all investments in which
				there is an excess of value over tax cost	$641,751

				Aggregate gross unrealized loss for all investments in which
				there is an excess of tax cost over value	(107,266)

				Net unrealized gain	$534,485

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

				Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

	CAD			Canadian Dollar
	DKK			Danish Kroner
	EURO			Euro
	GBP			British Pound Sterling
	JPY			Japanese Yen
	MXN			Mexican Peso
	NOK			Norwegian Krone
	SEK			Swedish Krone

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s assets:
	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$77,994	$-	$77,994
Preferred Stocks	26,730	-	-	26,730
Asset Backed Securities	-	455,628	-	455,628
Collateralized Mortgage Obligations	-	1,585,040	-	1,585,040
Corporate Bonds	-	3,936,552	-	3,936,552
U.S. Government Agency Obligations	-	1,451,238	-	1,451,238
Foreign Government Bonds	-	4,535,981	-	4,535,981
Municipal Bonds	-	400,985	-	400,985
Total	$26,730	$12,443,418	$-	$12,470,148

Other Financial Instruments*	$516	$-	$-	$516
*Other Financial Instruments include futures contracts

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VII

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 1, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 1, 2011

* Print the name and title of each signing officer under his or her signature.